UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholders

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2015

Contents

Treasury Only Portfolio
Investments
Financial Statements
Treasury Portfolio
Investments
Financial Statements
Government Portfolio
Investments
Financial Statements
Prime Money Market Portfolio
Investments
Financial Statements
Money Market Portfolio
Investments
Financial Statements
Tax-Exempt Portfolio
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

Fund Goals:

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/15	% of fund's investments 3/31/15	% of fund's investments 9/30/14
1 - 7	22.7	15.6	8.0
8 - 30	29.9	26.9	20.6
31 - 60	11.7	11.3	28.3
61 - 90	1.5	17.3	21.6
91 - 180	34.2	27.7	21.5
> 180	0.0	1.2	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	9/30/15	3/31/15	9/30/14
Treasury Only Portfolio	51 Days	55 Days	56 Days
All Taxable Money Market Funds Average(a)	35 Days	43 Days	45 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	9/30/15	3/31/15	9/30/14
Treasury Only Portfolio	86 Days	96 Days	91 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Treasury Debt	103.2%
Net Other Assets (Liabilities)*	(3.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2015
Treasury Debt	102.8%
Net Other Assets (Liabilities)*	(2.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical Seven-Day Yields

	9/30/15	6/30/15	3/31/15	12/31/14	9/30/14
Class I	0.01%	0.01%	0.01%	0.01%	0.01%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2015, the most recent period shown in the table, would have been -0.13% for Class I, -0.28% for Class II, -0.38% for Class III -0.63% for Class IV, -0.18% for Select Class and -0.10% for Institutional Class.

Treasury Only Portfolio

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 103.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 103.2%
U.S. Treasury Bills
10/1/15 to 3/10/16	0.00 to 0.28%	$6,427,570	$6,426,348
U.S. Treasury Notes
10/15/15 to 7/31/17	0.01 to 0.27 (b)	5,438,823	5,451,410
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $11,877,758)			11,877,758
NET OTHER ASSETS (LIABILITIES) - (3.2)%			(364,890)
NET ASSETS - 100%			$11,512,868

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,877,758)		$11,877,758
Cash		1,052,534
Receivable for fund shares sold		9,957
Interest receivable		9,725
Prepaid expenses		34
Receivable from investment adviser for expense reductions		380
Total assets		12,950,388
Liabilities
Payable for investments purchased	$1,415,913
Payable for fund shares redeemed	20,322
Distributions payable	32
Accrued management fee	1,097
Other affiliated payables	75
Other payables and accrued expenses	81
Total liabilities		1,437,520
Net Assets		$11,512,868
Net Assets consist of:
Paid in capital		$11,511,874
Undistributed net investment income		733
Accumulated undistributed net realized gain (loss) on investments		261
Net Assets		$11,512,868
Class I:
Net Asset Value, offering price and redemption price per share ($9,772,652 ÷ 9,771,287 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($276,276 ÷ 276,306 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($631,972 ÷ 631,829 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($348,509 ÷ 348,480 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($136,124 ÷ 136,116 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($347,335 ÷ 347,331 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015 (Unaudited)
Investment Income
Interest		$4,809
Expenses
Management fee	$7,612
Transfer agent fees	3,234
Distribution and service plan fees	1,818
Accounting fees and expenses	427
Custodian fees and expenses	60
Independent trustees' compensation	22
Registration fees	99
Audit	25
Legal	7
Miscellaneous	47
Total expenses before reductions	13,351
Expense reductions	(9,820)	3,531
Net investment income (loss)		1,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		90
Total net realized gain (loss)		90
Net increase in net assets resulting from operations		$1,368

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,278	$333
Net realized gain (loss)	90	69
Net increase in net assets resulting from operations	1,368	402
Distributions to shareholders from net investment income	(545)	(1,067)
Share transactions - net increase (decrease)	730,828	(93,801)
Total increase (decrease) in net assets	731,651	(94,466)
Net Assets
Beginning of period	10,781,217	10,875,683
End of period (including undistributed net investment income of $733 and $0, respectively)	$11,512,868	$10,781,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.07%E	.05%	.06%	.10%	.06%	.18%
Expenses net of all reductions	.07%E	.05%	.06%	.10%	.06%	.18%
Net investment income (loss)	.02%E	- %F	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9,773	$9,402	$9,795	$9,431	$8,064	$6,149

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class II

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.06%E	.05%	.06%	.10%	.06%	.17%
Expenses net of all reductions	.06%E	.05%	.06%	.10%	.06%	.17%
Net investment income (loss)	.03%E	- %F	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$276	$310	$359	$354	$499	$585

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class III

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.06%E	.05%	.06%	.10%	.06%	.18%
Expenses net of all reductions	.06%E	.05%	.06%	.10%	.06%	.18%
Net investment income (loss)	.02%E	- %F	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$632	$635	$487	$408	$408	$392

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class IV

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.06%E	.04%	.06%	.10%	.07%	.17%
Expenses net of all reductions	.06%E	.04%	.06%	.10%	.07%	.17%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$349	$114	$18	$22	$25	$62

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Select Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.06%E	.05%	.06%	.10%	.06%	.18%
Expenses net of all reductions	.06%E	.05%	.06%	.10%	.06%	.18%
Net investment income (loss)	.02%E	- %F	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$136	$194	$215	$210	$269	$209

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Distributions from net investment incomeB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.19%F
Expenses net of fee waivers, if any	.07%F	.04%F
Expenses net of all reductions	.07%F	.04%F
Net investment income (loss)	.02%F	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$347	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/15	% of fund's investments 3/31/15	% of fund's investments 9/30/14
1 - 7	73.9	57.5	78.4
8 - 30	2.1	7.5	2.3
31 - 60	3.0	3.4	1.6
61 - 90	0.5	8.8	3.2
91 - 180	11.4	13.3	8.1
> 180	9.1	9.5	6.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	9/30/15	3/31/15	9/30/14
Treasury Portfolio	36 Days	50 Days	31 Days
All Taxable Money Market Funds Average(a)	35 Days	43 Days	45 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	9/30/15	3/31/15	9/30/14
Treasury Portfolio	77 Days	72 Days	54 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Treasury Debt	39.3%
Repurchase Agreements	61.8%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2015
Treasury Debt	44.1%
Repurchase Agreements	56.7%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical Seven-Day Yields

	9/30/15	6/30/15	3/31/15	12/31/14	9/30/14
Class I	0.01%	0.01%	0.01%	0.01%	0.01%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2015, the most recent period shown in the table, would have been -0.09% for Class I, -0.25% for Class II, -0.34% for Class III, -0.60% for Class IV, -0.14% for Select Class and -0.06% for Institutional Class.

Treasury Portfolio

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 39.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 39.3%
U.S. Treasury Bills
10/1/15 to 3/3/16	0.14 to 0.27%	$300,000	$299,827
U.S. Treasury Notes
10/15/15 to 7/31/17	0.06 to 0.35 (b)	5,209,410	5,228,896
TOTAL TREASURY DEBT
(Cost $5,528,723)			5,528,723

Treasury Repurchase Agreement - 61.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.11% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations) #	$4,915,474	$4,915,459
0.12% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations) #	585,975	585,973
With:
BNP Paribas Securities Corp. at 0.1%, dated 9/18/15 due 10/7/15 (Collateralized by U.S. Treasury Obligations valued at $1,401,976,630, 0.00% - 8.75%, 10/31/15 - 11/15/44)	1,374,344	1,374,000
Federal Reserve Bank of New York at 0.07%, dated 9/24/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations valued at $888,012,159, 2.75% - 3.63%, 5/15/21 - 8/15/43)	888,012	888,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.1%, dated:
9/29/15 due 11/2/15 (Collateralized by U.S. Treasury Obligations valued at $182,366,582, 2.63% - 3.75%, 11/15/18 - 8/15/20)	178,831	178,814
10/2/15 due 11/6/15(c)	172,653	172,636
0.14%, dated 9/15/15 due 10/20/15 (Collateralized by U.S. Treasury Obligations valued at $35,183,238, 3.00%, 2/28/17)	34,465	34,460
Wells Fargo Securities, LLC at:
0.11%, dated:
7/9/15 due 10/2/15 (Collateralized by U.S. Treasury Obligations valued at $144,877,195, 0.00% - 0.63%, 12/24/15 - 11/30/17)	142,037	142,000
7/13/15 due 10/9/15 (Collateralized by U.S. Treasury Obligations valued at $109,166,743, 0.25%, 5/15/16)	107,029	107,000
0.13%, dated 8/3/15 due 10/5/15 (Collateralized by U.S. Treasury Obligations valued at $217,306,374, 0.00% - 1.75%, 10/01/15 - 9/30/22)	213,048	213,000
0.15%, dated 9/21/15 due 12/21/15 (Collateralized by U.S. Treasury Obligations valued at $69,362,966, 0.25%, 5/15/16)	68,026	68,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $8,679,342)		8,679,342
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $14,208,065)		14,208,065
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(161,307)
NET ASSETS - 100%		$14,046,758

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$4,915,459,000 due 10/01/15 at 0.11%
BNP Paribas Securities Corp.	$111,445
Citibank NA	466,107
Credit Agricole CIB New York Branch	1,180,806
J.P. Morgan Securities, Inc.	2,641,276
Societe Generale	310,738
Wachovia Bank NA	93,221
Wells Fargo Securities LLC	111,866
$4,915,459
$585,973,000 due 10/01/15 at 0.12%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	153,389
Wells Fargo Securities LLC	432,584
$585,973

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $8,679,342) — See accompanying schedule: Unaffiliated issuers (cost $14,208,065)		$14,208,065
Receivable for fund shares sold		235
Interest receivable		13,150
Prepaid expenses		47
Receivable from investment adviser for expense reductions		421
Other receivables		139
Total assets		14,222,057
Liabilities
Payable for investments purchased	$172,636
Payable for fund shares redeemed	600
Distributions payable	67
Accrued management fee	1,677
Other affiliated payables	132
Other payables and accrued expenses	187
Total liabilities		175,299
Net Assets		$14,046,758
Net Assets consist of:
Paid in capital		$14,046,096
Undistributed net investment income		648
Accumulated undistributed net realized gain (loss) on investments		14
Net Assets		$14,046,758
Class I:
Net Asset Value, offering price and redemption price per share ($9,266,119 ÷ 9,263,250 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($351,295 ÷ 351,300 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,883,034 ÷ 2,881,985 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($686,824 ÷ 686,526 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($214,020 ÷ 213,982 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($645,466 ÷ 645,431 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015 (Unaudited)
Investment Income
Interest		$9,691
Expenses
Management fee	$10,800
Transfer agent fees	4,525
Distribution and service plan fees	5,253
Accounting fees and expenses	521
Custodian fees and expenses	38
Independent trustees' compensation	33
Registration fees	101
Audit	29
Legal	11
Miscellaneous	51
Total expenses before reductions	21,362
Expense reductions	(13,094)	8,268
Net investment income (loss)		1,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14
Total net realized gain (loss)		14
Net increase in net assets resulting from operations		$1,437

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,423	$798
Net realized gain (loss)	14	102
Net increase in net assets resulting from operations	1,437	900
Distributions to shareholders from net investment income	(775)	(1,446)
Share transactions - net increase (decrease)	(2,132,250)	2,826,979
Total increase (decrease) in net assets	(2,131,588)	2,826,433
Net Assets
Beginning of period	16,178,346	13,351,913
End of period (including undistributed net investment income of $648 and $0, respectively)	$14,046,758	$16,178,346

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.03%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.11%E	.07%	.08%	.16%	.10%	.20%
Expenses net of all reductions	.11%E	.07%	.08%	.16%	.10%	.20%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$9,266	$11,727	$9,736	$9,964	$11,712	$8,784

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class II

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.11%E	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.11%E	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$351	$70	$133	$127	$80	$155

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class III

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.11%E	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.11%E	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,883	$2,866	$2,654	$2,844	$3,108	$3,768

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class IV

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.11%E	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.11%E	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$687	$621	$591	$527	$484	$305

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Select Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.11%E	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.11%E	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$214	$225	$238	$198	$259	$352

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Institutional Class

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Distributions from net investment incomeB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%F
Expenses net of fee waivers, if any	.11%F	.07%F
Expenses net of all reductions	.11%F	.07%F
Net investment income (loss)	.01%F	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$645	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/15	% of fund's investments 3/31/15	% of fund's investments 9/30/14
1 - 7	52.5	45.1	55.1
8 - 30	17.9	16.8	14.2
31 - 60	8.8	8.9	7.8
61 - 90	5.8	6.2	5.1
91 - 180	13.7	17.6	7.8
> 180	1.3	5.4	10.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	9/30/15	3/31/15	9/30/14
Government Portfolio	34 Days	49 Days	49 Days
All Taxable Money Market Funds Average(a)	35 Days	43 Days	45 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	9/30/15	3/31/15	9/30/14
Government Portfolio	89 Days	103 Days	91 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Treasury Debt	3.3%
Government Agency Debt	46.9%
Repurchase Agreements	50.9%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2015
Treasury Debt	4.6%
Government Agency Debt	48.6%
Repurchase Agreements	46.7%
Net Other Assets (Liabilities)	0.1%

Current And Historical Seven-Day Yields

	9/30/15	6/30/15	3/31/15	12/31/14	9/30/14
Class I	0.01%	0.01%	0.01%	0.01%	0.01%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.02%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2015, the most recent period shown in the table, would have been -0.06% for Class I, -0.20% for Class II, -0.31% for Class III, -0.11% for Select Class and -0.02% for Institutional Class.

Government Portfolio

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 3.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bills
3/3/16	0.27%	$200,000	$199,769
U.S. Treasury Notes
10/31/15 to 3/31/16	0.06 to 0.27 (b)	663,000	664,973
TOTAL TREASURY DEBT
(Cost $864,742)			864,742

Government Agency Debt - 46.9%
Federal Agencies - 46.9%
Fannie Mae
10/22/15 to 2/24/16	0.16 to 0.28	1,287,298	1,286,590
Federal Farm Credit Bank
11/16/15 to 6/9/17	0.16 to 0.25 (b)	1,518,490	1,518,857
Federal Home Loan Bank
10/16/15 to 1/24/17	0.14 to 0.30 (b)	7,277,875	7,276,165
Freddie Mac
10/1/15 to 1/12/17	0.10 to 0.36 (b)	2,299,394	2,298,676
TOTAL GOVERNMENT AGENCY DEBT
(Cost $12,380,288)			12,380,288

Government Agency Repurchase Agreement - 27.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account:
at 0.13% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	$1,821,002	$1,820,996
at 0.13% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	542,235	542,233
With:
Citibank NA at 0.09%, dated:
9/29/15 due 10/6/15 (Collateralized by U.S. Treasury Obligations valued at $128,713,116, 0.13% - 10.25%, 11/15/15 - 8/20/45)	126,002	126,000
9/29/15 due 10/6/15 (Collateralized by U.S. Treasury Obligations valued at $776,097,295, 0.13% - 7.13%, 11/24/15 - 9/15/60)	760,013	760,000
ING Financial Markets LLC at:
0.18%, dated:
8/20/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $208,124,411, 2.50% - 7.50%, 8/01/26 - 6/01/45)	204,062	204,000
9/23/15 due 11/4/15 (Collateralized by U.S. Government Obligations valued at $132,608,167, 3.50% - 4.00%, 1/01/31 - 12/01/44)	130,058	130,000
0.2%, dated:
8/17/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $205,071,908, 2.50% - 5.50%, 12/01/24 - 10/01/44)	201,067	201,000
8/18/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $153,036,700, 1.63% - 6.50%, 9/01/29 - 1/01/43)	150,052	150,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.18%, dated 8/17/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $256,077,605, 1.50% - 4.83%, 11/01/20 - 5/20/61)	251,075	251,000
0.2%, dated 8/19/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $1,027,385,373, 2.10% - 6.00%, 11/01/20 - 7/20/65)	1,007,341	1,007,000
RBC Capital Markets Corp. at 0.35%, dated:
8/13/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $71,434,014, 2.20% - 5.50%, 11/01/25 - 5/20/65)	70,123	70,000
9/8/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $51,177,179, 0.69% - 8.50%, 7/25/20 - 7/25/45)	50,086	50,000
9/9/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $110,604,117, 0.69% - 8.00%, 12/25/22 - 9/20/63)	108,185	108,000
9/15/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $57,147,776, 1.50% - 6.07%, 8/01/25 - 7/25/45)	56,097	56,000
Wells Fargo Securities, LLC at:
0.09%, dated 9/29/15 due 10/6/15 (Collateralized by U.S. Government Obligations valued at $259,081,296, 3.00% - 5.50%, 9/15/30 - 9/15/45)	254,004	254,000
0.1%, dated:
9/25/15 due 10/2/15 (Collateralized by U.S. Government Obligations valued at $127,502,125, 3.50% - 5.50%, 12/20/34 - 9/20/45)	125,002	125,000
9/30/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $517,140,040, 1.63% - 10.00%, 11/20/16 - 6/20/45)	506,010	506,000
0.15%, dated:
8/3/15 due 10/5/15 (Collateralized by U.S. Government Obligations valued at $156,098,366, 3.50% - 4.00%, 9/20/30 - 8/20/45)	153,040	153,000
8/4/15 due 10/6/15 (Collateralized by U.S. Government Obligations valued at $688,666,387, 2.50% - 10.00%, 6/15/16 - 9/20/45)	675,177	675,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $7,189,229)		7,189,229

Treasury Repurchase Agreement - 23.6%
With Federal Reserve Bank of New York at:
0.05%, dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations valued at $3,226,004,534, 3.88%, 8/15/40)	3,226,004	3,226,000
0.07%, dated 9/30/15 due 10/2/15 (Collateralized by U.S. Treasury Obligations valued at $3,000,005,901, 2.13% - 2.63%, 1/31/18 - 3/31/21)	3,000,012	3,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $6,226,000)		6,226,000
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $26,660,259)		26,660,259
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(296,548)
NET ASSETS - 100%		$26,363,711

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,820,996,000 due 10/01/15 at 0.13%
BNP Paribas Securities Corp.	$525,570
Bank of America NA	536,438
Credit Agricole CIB New York Branch	17,445
J.P. Morgan Securities, Inc.	278,315
Merrill Lynch, Pierce, Fenner & Smith, Inc.	125,229
Societe Generale	119,935
Wachovia Bank NA	76,322
Wells Fargo Securities LLC	141,742
$1,820,996
$542,233,000 due 10/01/15 at 0.13%
BNP Paribas Securities Corp.	120,042
Bank of Nova Scotia	60,021
Citibank NA	90,031
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44,060
Wells Fargo Securities LLC	228,079
$542,233

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $13,415,229) — See accompanying schedule: Unaffiliated issuers (cost $26,660,259)		$26,660,259
Receivable for fund shares sold		4,313
Interest receivable		5,124
Prepaid expenses		75
Receivable from investment adviser for expense reductions		750
Other receivables		401
Total assets		26,670,922
Liabilities
Payable for investments purchased	$299,988
Payable for fund shares redeemed	2,746
Distributions payable	114
Accrued management fee	2,975
Other affiliated payables	834
Other payables and accrued expenses	554
Total liabilities		307,211
Net Assets		$26,363,711
Net Assets consist of:
Paid in capital		$26,364,321
Undistributed net investment income		324
Accumulated undistributed net realized gain (loss) on investments		(934)
Net Assets		$26,363,711
Class I:
Net Asset Value, offering price and redemption price per share ($20,946,491 ÷ 20,937,559 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($427,342 ÷ 427,424 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,855,094 ÷ 1,853,907 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($342,805 ÷ 342,670 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,791,979 ÷ 2,791,803 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015 (Unaudited)
Investment Income
Interest		$19,380
Expenses
Management fee	$17,023
Transfer agent fees	7,060
Distribution and service plan fees	2,825
Accounting fees and expenses	703
Custodian fees and expenses	66
Independent trustees' compensation	51
Registration fees	116
Audit	32
Legal	16
Miscellaneous	169
Total expenses before reductions	28,061
Expense reductions	(10,885)	17,176
Net investment income (loss)		2,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15
Total net realized gain (loss)		15
Net increase in net assets resulting from operations		$2,219

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,204	$1,659
Net realized gain (loss)	15	241
Net increase in net assets resulting from operations	2,219	1,900
Distributions to shareholders from net investment income	(1,256)	(2,610)
Share transactions - net increase (decrease)	2,177,228	(1,383,243)
Total increase (decrease) in net assets	2,178,191	(1,383,953)
Net Assets
Beginning of period	24,185,520	25,569,473
End of period (including undistributed net investment income of $324 and distributions in excess of net investment income of $624, respectively)	$26,363,711	$24,185,520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.05%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.14%E	.11%	.11%	.18%	.15%	.21%
Expenses net of all reductions	.14%E	.11%	.11%	.18%	.15%	.21%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$20,946	$19,333	$22,569	$21,579	$24,822	$29,687

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class II

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.14%E	.11%	.11%	.18%	.15%	.25%
Expenses net of all reductions	.14%E	.11%	.11%	.18%	.15%	.25%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$427	$539	$356	$642	$827	$807

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class III

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.14%E	.11%	.11%	.18%	.15%	.25%
Expenses net of all reductions	.14%E	.11%	.11%	.18%	.15%	.25%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,855	$2,120	$2,266	$1,709	$2,027	$2,050

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Select Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.14%E	.11%	.11%	.18%	.15%	.24%
Expenses net of all reductions	.14%E	.11%	.11%	.18%	.15%	.24%
Net investment income (loss)	.02%E	- %F	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$343	$686	$378	$669	$519	$360

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Institutional Class

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Distributions from net investment incomeB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%F
Expenses net of fee waivers, if any	.14%F	.11%F
Expenses net of all reductions	.14%F	.11%F
Net investment income (loss)	.02%F	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$2,792	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/15	% of fund's investments 3/31/15	% of fund's investments 9/30/14
1 - 7	55.5	47.6	45.6
8 - 30	17.9	16.4	17.0
31 - 60	6.0	7.8	10.9
61 - 90	12.6	15.9	11.5
91 - 180	8.0	10.5	8.4
> 180	0.0	1.8	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	9/30/15	3/31/15	9/30/14
Prime Money Market Portfolio	25 Days	35 Days	46 Days
All Taxable Money Market Funds Average(a)	35 Days	43 Days	45 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	9/30/15	3/31/15	9/30/14
Prime Money Market Portfolio	56 Days	74 Days	77 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Certificates of Deposit	39.0%
Commercial Paper	9.9%
Variable Rate Demand Notes (VRDNs)	0.1%
Government Agency Debt	1.7%
Other Instruments	1.3%
Repurchase Agreements	48.0%

As of March 31, 2015
Certificates of Deposit	39.8%
Commercial Paper	5.7%
Variable Rate Demand Notes (VRDNs)	0.1%
Treasury Debt	4.0%
Government Agency Debt	4.0%
Other Instruments	0.6%
Repurchase Agreements	45.8%

Current And Historical Seven-Day Yields

	9/30/15	6/30/15	3/31/15	12/31/14	9/30/14
Class I	0.10%	0.07%	0.03%	0.01%	0.01%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.05%	0.02%	0.01%	0.01%	0.01%
Institutional Class	0.14%	0.11%	0.09%	0.07%	0.05%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2015, the most recent period shown in the table, would have been 0.07% for Class I, -0.09% for Class II, -0.19% for Class III, -0.44% for Class IV, 0.02% for Select Class and 0.10% for Institutional Class.

Prime Money Market Portfolio

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.7%
State Street Bank & Trust Co.
2/12/16	0.38 (b)%	$374,000	$374,000
Wells Fargo Bank NA
12/23/15 to 4/6/16	0.32 to 0.41 (b)	2,349,000	2,349,000
			2,723,000
London Branch, Eurodollar, Foreign Banks - 0.6%
Mitsubishi UFJ Trust & Banking Corp.
12/14/15	0.35	73,000	73,000
Mizuho Bank Ltd.
10/23/15	0.33	163,000	162,967
Sumitomo Mitsui Trust Bank Ltd.
10/19/15	0.34	35,000	35,000
			270,967
New York Branch, Yankee Dollar, Foreign Banks - 32.7%
Bank of Montreal Chicago CD Program
11/12/15 to 6/12/16	0.34 to 0.40 (b)	531,000	531,000
Bank of Nova Scotia
11/27/15 to 2/22/16	0.34 to 0.37 (b)	977,000	977,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/17/15	0.36	500,000	500,000
BNP Paribas New York Branch
11/3/15	0.27	193,000	193,000
Canadian Imperial Bank of Commerce
12/7/15 to 5/16/16	0.38 to 0.43 (b)	1,073,000	1,073,000
Credit Agricole CIB
12/7/15	0.35	378,000	378,000
Credit Suisse AG
12/3/15 to 3/2/16	0.40 to 0.46 (b)	462,000	462,000
Mizuho Corporate Bank Ltd.
10/2/15 to 1/8/16	0.15 to 0.42	1,540,000	1,540,000
Natexis Banques Populaires New York Branch
10/6/15 to 12/17/15	0.14 to 0.38 (b)	2,074,000	2,074,000
Royal Bank of Canada
10/14/15 to 3/23/16	0.30 to 0.37 (b)	1,243,000	1,243,000
Skandinaviska Enskilda Banken
10/15/15	0.33	181,000	181,000
Sumitomo Mitsui Banking Corp.
10/2/15 to 3/15/16	0.15 to 0.43 (b)	2,321,000	2,321,000
Sumitomo Mitsui Trust Bank Ltd.
10/5/15 to 1/5/16	0.29 to 0.41	1,528,000	1,528,000
Swedbank AB
1/6/16	0.40	381,000	381,000
Toronto-Dominion Bank
1/27/16 to 2/2/16	0.50	469,000	469,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.34 to 0.39 (b)	1,148,000	1,148,000
UBS AG
12/9/15 to 3/4/16	0.40 to 0.57 (b)	659,000	659,000
			15,658,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $18,651,967)			18,651,967

Financial Company Commercial Paper - 8.0%
BNP Paribas New York Branch
12/2/15	0.35	284,000	283,829
Commonwealth Bank of Australia
2/1/16 to 2/10/16	0.37(b)	635,000	635,000
Credit Agricole CIB
12/1/15	0.35	183,000	182,891
JPMorgan Securities LLC
12/4/15 to 3/7/16	0.40 to 0.42 (b)	1,166,000	1,166,000
Mitsubishi UFJ Trust & Banking Corp.
10/7/15 to 2/3/16	0.31 to 0.40	844,000	843,219
National Australia Bank Ltd.
1/29/16	0.36 (b)	200,000	200,000
Nationwide Building Society
11/18/15	0.40	83,000	82,956
State Street Corp.
12/15/15	0.45	184,000	183,828
Toronto Dominion Holdings (U.S.A.)
2/2/16	0.51	232,000	231,596
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $3,809,319)			3,809,319

Other Commercial Paper - 1.9%
Danaher Corp.
10/19/15	0.35	160,000	159,972
Nordea Bank AB
11/18/15 to 12/11/15	0.35 to 0.38	758,000	757,537
TOTAL OTHER COMMERCIAL PAPER
(Cost $917,509)			917,509

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/15	0.19 (b)	37,000	37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable 0.19% 10/7/15, LOC Wells Fargo Bank NA, VRDN
10/7/15	0.19 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $62,155)			62,155

Government Agency Debt - 1.7%
Federal Agencies - 1.7%
Federal Home Loan Bank
11/12/15 to 2/3/17
(Cost $787,658)	0.17 to 0.22(b)	788,000	787,658

Other Instrument - 1.3%
Time Deposits - 1.3%
Credit Agricole CIB
10/1/15
(Cost $623,000)	0.08	623,000	623,000

Government Agency Repurchase Agreement - 5.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account:
at 0.13% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	$2,257,104	$2,257,096
at 0.13% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	164,271	164,270
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,421,366)		2,421,366

Treasury Repurchase Agreement - 36.9%
With Federal Reserve Bank of New York at:
0.05%, dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations valued at $12,647,017,572, 1.75% - 2.75%, 1/31/18 - 2/15/24)	12,647,018	12,647,000
0.07%, dated 9/30/15 due 10/2/15 (Collateralized by U.S. Treasury Obligations valued at $5,000,009,778, 2.38% - 7.88%, 1/31/18 - 2/15/43)	5,000,019	5,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $17,647,000)		17,647,000

Other Repurchase Agreement - 6.0%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.87%, dated 6/8/15 due 12/7/15 (Collateralized by Corporate Obligations valued at $473,260,955, 0.26% - 8.85%, 1/15/19 - 4/25/47)	438,922	437,000
0.95%, dated:
8/20/15 due 1/4/16 (Collateralized by Corporate Obligations valued at $358,948,696, 0.28% - 7.81%, 12/10/25 - 10/25/46)	333,384	332,000
9/4/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $257,676,779, 0.23% - 8.50%, 2/25/21 - 10/16/53)	250,990	250,000
J.P. Morgan Clearing Corp. at 0.95%, dated:
8/11/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $155,643,962, 1.63% - 5.00%, 3/15/16 - 3/30/43)	143,683	143,000
8/18/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $157,791,626, 3.00% - 4.00%, 3/15/16 - 3/15/45)	145,696	145,000
9/9/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $213,167,174, 1.63% - 4.00%, 3/15/16 - 4/01/22)	196,931	196,000
J.P. Morgan Securities, LLC at:
0.15%, dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations valued at $37,080,461, 5.71% - 7.06%, 1/25/31 - 11/25/44)	36,000	36,000
0.2%, dated 9/30/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $186,430,614, 4.21% - 6.56%, 9/25/30 - 9/25/44)	181,007	181,000
0.95%, dated:
8/7/15 due 12/29/15 (Collateralized by Mortgage Loan Obligations valued at $206,576,723, 0.19% - 6.25%, 12/25/34 - 6/15/49)	191,907	191,000
8/11/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $171,970,592, 2.13% - 8.38%, 12/01/16 - 11/29/49)	158,755	158,000
9/15/15 due 12/29/15 (Collateralized by Mortgage Loan Obligations valued at $212,846,916, 0.41% - 6.00%, 5/25/35 - 6/15/49)	197,879	197,000
RBC Capital Markets Co. at:
0.27%, dated 9/18/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $55,358,404, 0.00% - 9.49%, 9/15/21 - 3/20/65)	54,013	54,000
0.3%, dated 9/23/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $70,040,914, 0.00% - 9.49%, 10/25/23 - 3/20/65)	68,035	68,000
0.38%, dated 7/20/15 due 10/7/15 (Collateralized by Equity Securities valued at $46,475,803)	43,040	43,000
0.42%, dated 9/29/15 due 10/7/15 (Collateralized by Municipal Bond Obligations valued at $85,185,313, 0.00% - 8.36%, 7/01/16 - 11/15/55)	81,085	81,000
0.82%, dated 9/22/15 due 11/20/15 (Collateralized by Mortgage Loan Obligations valued at $29,114,331, 0.00% - 7.50%, 11/15/26 - 11/12/49)	27,036	27,000
0.96%, dated 9/10/15 due 12/9/15 (Collateralized by Mortgage Loan Obligations valued at $376,837,560, 0.00% - 7.00%, 10/25/18 - 2/15/51)	350,840	350,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,889,000)		2,889,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $47,808,974)		47,808,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,829)
NET ASSETS - 100%		$47,791,145

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,257,096,000 due 10/01/15 at 0.13%
BNP Paribas Securities Corp.	$651,436
Bank of America NA	664,906
Credit Agricole CIB New York Branch	21,623
J.P. Morgan Securities, Inc.	344,967
Merrill Lynch, Pierce, Fenner & Smith, Inc.	155,219
Societe Generale	148,658
Wachovia Bank NA	94,600
Wells Fargo Securities LLC	175,687
$2,257,096
$164,270,000 due 10/01/15 at 0.13%
BNP Paribas Securities Corp.	36,367
Bank of Nova Scotia	18,183
Citibank NA	27,275
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,348
Wells Fargo Securities LLC	69,097
$164,270

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $22,957,366) — See accompanying schedule: Unaffiliated issuers (cost $47,808,974)		$47,808,974
Receivable for fund shares sold		673
Interest receivable		10,396
Prepaid expenses		143
Receivable from investment adviser for expense reductions		1,518
Other receivables		332
Total assets		47,822,036
Liabilities
Payable to custodian bank	$20
Payable for fund shares redeemed	20,467
Distributions payable	2,244
Accrued management fee	5,734
Transfer agent fee payable	1,556
Distribution and service plan fees payable	185
Other affiliated payables	159
Other payables and accrued expenses	526
Total liabilities		30,891
Net Assets		$47,791,145
Net Assets consist of:
Paid in capital		$47,789,374
Undistributed net investment income		871
Accumulated undistributed net realized gain (loss) on investments		900
Net Assets		$47,791,145
Class I:
Net Asset Value, offering price and redemption price per share ($9,869,419 ÷ 9,866,685 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($300,822 ÷ 300,720 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,073,903 ÷ 1,073,754 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($193,978 ÷ 193,921 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($1,408,257 ÷ 1,407,891 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($34,944,766 ÷ 34,935,332 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015 (Unaudited)
Investment Income
Interest		$58,611
Expenses
Management fee	$31,073
Transfer agent fees	8,238
Distribution and service plan fees	2,323
Accounting fees and expenses	901
Custodian fees and expenses	270
Independent trustees' compensation	90
Registration fees	99
Audit	31
Legal	26
Miscellaneous	148
Total expenses before reductions	43,199
Expense reductions	(9,181)	34,018
Net investment income (loss)		24,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		608
Total net realized gain (loss)		608
Net increase in net assets resulting from operations		$25,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,593	$20,360
Net realized gain (loss)	608	956
Net increase in net assets resulting from operations	25,201	21,316
Distributions to shareholders from net investment income	(23,722)	(21,111)
Share transactions - net increase (decrease)	6,284,037	3,134,043
Total increase (decrease) in net assets	6,285,516	3,134,248
Net Assets
Beginning of period	41,505,629	38,371,381
End of period (including undistributed net investment income of $871 and $0, respectively)	$47,791,145	$41,505,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	–A	.001	.001	.002
Distributions from net investment income	–A	–A	–A	(.001)	(.001)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	.01%	.02%	.09%	.10%	.19%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.19%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.18%E	.19%	.19%	.20%	.20%	.20%
Net investment income (loss)	.08%E	.01%	.02%	.09%	.10%	.19%
Supplemental Data
Net assets, end of period (in millions)	$9,869	$6,236	$7,816	$10,332	$15,149	$21,761

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class II

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.04%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.25%E	.20%	.19%	.28%	.29%	.35%
Expenses net of all reductions	.25%E	.20%	.19%	.28%	.29%	.35%
Net investment income (loss)	.02%E	.01%	.01%	.01%	.01%	.04%
Supplemental Data
Net assets, end of period (in millions)	$301	$454	$419	$487	$828	$776

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class III

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%E	.20%	.19%	.28%	.29%	.38%
Expenses net of all reductions	.25%E	.20%	.19%	.28%	.29%	.38%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,074	$1,011	$1,967	$1,790	$1,543	$2,732

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class IV

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.25%E	.20%	.18%	.29%	.29%	.38%
Expenses net of all reductions	.25%E	.20%	.18%	.29%	.29%	.38%
Net investment income (loss)	.02%E	.01%	.02%	- %F	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$194	$207	$100	$37	$65	$190

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Select Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	–A	–A	.001	.001
Distributions from net investment income	–A	–A	–A	–A	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.05%	.05%	.14%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.20%	.19%	.25%	.25%	.25%
Expenses net of all reductions	.23%E	.20%	.19%	.25%	.25%	.25%
Net investment income (loss)	.03%E	.01%	.01%	.05%	.05%	.14%
Supplemental Data
Net assets, end of period (in millions)	$1,408	$1,068	$1,173	$1,724	$1,207	$1,272

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Institutional Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.001	.002	.002	.003
Distributions from net investment income	(.001)	(.001)	(.001)	(.002)	(.002)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.06%	.07%	.06%	.15%	.16%	.25%
Ratios to Average Net AssetsC
Expenses before reductions	.18%D	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%D	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%D	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.12%D	.07%	.06%	.15%	.16%	.25%
Supplemental Data
Net assets, end of period (in millions)	$34,945	$32,529	$26,896	$30,681	$34,433	$44,113

 A Total returns for periods of less than one year are not annualized.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/15	% of fund's investments 3/31/15	% of fund's investments 9/30/14
1 - 7	45.2	36.8	39.3
8 - 30	21.8	16.6	19.3
31 - 60	9.8	7.4	10.3
61 - 90	15.6	18.4	13.4
91 - 180	7.6	18.8	11.3
> 180	0.0	2.0	6.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	9/30/15	3/31/15	9/30/14
Money Market Portfolio	29 Days	47 Days	50 Days
All Taxable Money Market funds Average(a)	35 Days	43 Days	45 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	9/30/15	3/31/15	9/30/14
Money Market Portfolio	60 Days	85 Days	80 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Certificates of Deposit	47.9%
Commercial Paper	8.8%
Variable Rate Demand Notes (VRDNs)	0.1%
Other Notes	0.7%
Government Agency Debt	1.2%
Other Instruments	1.3%
Repurchase Agreements	40.2%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

As of March 31, 2015
Certificates of Deposit	54.7%
Commercial Paper	3.2%
Variable Rate Demand Notes (VRDNs)	0.1%
Other Notes	1.2%
Treasury Debt	5.9%
Government Agency Debt	2.1%
Other Instruments	0.6%
Repurchase Agreements	31.2%
Net Other Assets (Liabilities)	1.0%

Current And Historical Seven-Day Yields

	9/30/15	6/30/15	3/31/15	12/31/14	9/30/14
Class I	0.13%	0.10%	0.10%	0.07%	0.04%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.08%	0.05%	0.05%	0.02%	0.01%
Class F	0.17%	0.14%	0.14%	0.11%	0.08%
Institutional Class	0.17%	0.14%	0.14%	0.11%	0.08%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2015, the most recent period shown in the table, would have been 0.10% for Class I, -0.06% for Class II, -0.16% for Class III, 0.05% for Select Class, 0.16% for Class F and 0.13% for Institutional Class.

Money Market Portfolio

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 47.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.5%
BMO Harris Bank NA
2/16/16	0.39 (b)%	$347,000	$347,000
State Street Bank & Trust Co.
2/12/16	0.38 (b)	546,000	546,000
Wells Fargo Bank NA
12/23/15 to 4/6/16	0.32 to 0.41 (b)	2,851,000	2,851,000
			3,744,000
London Branch, Eurodollar, Foreign Banks - 2.0%
Mitsubishi UFJ Trust & Banking Corp.
10/29/15 to 12/14/15	0.31 to 0.35	1,037,000	1,036,676
Mizuho Bank Ltd.
10/23/15	0.33	237,000	236,952
Sumitomo Mitsui Trust Bank Ltd.
10/19/15	0.34	49,000	49,000
			1,322,628
New York Branch, Yankee Dollar, Foreign Banks - 40.4%
Bank of Montreal Chicago CD Program
10/22/15 to 6/12/16	0.27 to 0.40 (b)	1,190,000	1,190,000
Bank of Nova Scotia
11/27/15 to 2/22/16	0.34 to 0.37 (b)	1,796,000	1,796,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/17/15	0.36	700,000	700,000
BNP Paribas New York Branch
11/3/15	0.27	287,000	287,000
Canadian Imperial Bank of Commerce
12/7/15 to 5/16/16	0.38 to 0.43 (b)	1,523,000	1,523,000
Credit Agricole CIB
12/7/15	0.35	547,000	547,000
Credit Suisse AG
11/9/15 to 3/2/16	0.40 to 0.46 (b)	1,645,000	1,645,000
Mizuho Corporate Bank Ltd.
10/2/15 to 1/8/16	0.15 to 0.42	3,099,000	3,099,000
Natexis Banques Populaires New York Branch
10/6/15 to 12/17/15	0.14 to 0.38 (b)	3,357,000	3,357,001
Royal Bank of Canada
10/14/15 to 3/23/16	0.30 to 0.37 (b)	2,473,000	2,473,000
Skandinaviska Enskilda Banken
10/15/15 to 1/7/16	0.33 to 0.40	698,000	698,000
Sumitomo Mitsui Banking Corp.
10/2/15 to 3/15/16	0.31 to 0.43 (b)	3,310,000	3,310,000
Sumitomo Mitsui Trust Bank Ltd.
10/5/15 to 1/5/16	0.29 to 0.41	3,163,000	3,163,000
Swedbank AB
1/6/16	0.40	543,000	543,000
Toronto-Dominion Bank
2/1/16 to 2/2/16	0.50	404,000	404,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.34 to 0.39 (b)	1,712,000	1,712,000
UBS AG
12/9/15 to 3/4/16	0.40 to 0.57 (b)	977,000	977,000
			27,424,001
TOTAL CERTIFICATE OF DEPOSIT
(Cost $32,490,629)			32,490,629

Financial Company Commercial Paper - 6.8%
ABN AMRO Funding U.S.A. LLC
11/2/15	0.31	94,000	93,974
BNP Paribas New York Branch
12/2/15	0.35	414,000	413,750
Commonwealth Bank of Australia
2/1/16 to 2/23/16	0.37 (b)	954,000	954,000
Credit Agricole CIB
12/1/15	0.35	266,000	265,842
JPMorgan Securities LLC
12/4/15 to 3/7/16	0.40 to 0.42 (b)	1,456,000	1,456,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/15 to 1/15/16	0.31 to 0.40	698,000	697,370
Nationwide Building Society
11/17/15	0.40	100,000	99,948
State Street Corp.
12/15/15	0.45	259,000	258,757
Toronto Dominion Holdings (U.S.A.)
2/2/16	0.51	352,000	351,388
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $4,591,029)			4,591,029

Other Commercial Paper - 2.0%
Danaher Corp.
10/19/15	0.35	227,000	226,960
Nordea Bank AB
11/18/15 to 12/11/15	0.35 to 0.38	1,175,000	1,174,285
TOTAL OTHER COMMERCIAL PAPER
(Cost $1,401,245)			1,401,245

Other Note - 0.7%
Medium-Term Notes - 0.7%
Svenska Handelsbanken AB
2/26/16
(Cost $496,000)	0.38 (b)(c)	496,000	496,000

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/15
(Cost $67,000)	0.19 (b)	67,000	67,000

Government Agency Debt - 1.2%
Federal Agencies - 1.2%
Fannie Mae
1/26/17	0.21 (b)	210,000	209,972
Federal Home Loan Bank
11/12/15	0.22	582,000	581,851
TOTAL GOVERNMENT AGENCY DEBT
(Cost $791,823)			791,823

Other Instrument - 1.3%
Time Deposits - 1.3%
Credit Agricole CIB
10/1/15
(Cost $876,000)	0.08	876,000	876,000

Government Agency Repurchase Agreement - 4.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.13% dated 8/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	$2,871,783	$2,871,773
0.13% dated 8/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	27,248	27,248
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,899,021)		2,899,021

Treasury Repurchase Agreement - 28.3%
With Federal Reserve Bank of New York at:
0.05%, dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations valued at $14,241,019,802, 0.63% - 7.88%, 4/30/18 - 2/15/43)	14,241,020	14,241,000
0.07%, dated 9/30/15 due 10/2/15 (Collateralized by U.S. Treasury Obligations valued at $5,000,009,765, 0.88% - 3.63%, 2/15/19 - 8/15/23)	5,000,019	5,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $19,241,000)		19,241,000

Other Repurchase Agreement - 7.6%
Other Repurchase Agreement - 7.6%
With:
Citigroup Global Markets, Inc. at:
1.3%, dated 9/8/15 due 3/29/16 (Collateralized by Mortgage Loan Obligations valued at $252,492,388, 0.40% - 6.38%, 9/20/23 - 9/17/57)	235,715	234,000
1.3%, dated 9/8/15 due 3/29/16 (Collateralized by Corporate Obligations valued at $251,849,001, 0.00% - 34.53%, 12/30/34 - 4/05/52)	234,767	233,000
Credit Suisse Securities (U.S.A.) LLC at:
0.87%, dated 6/8/15 due 12/7/15 (Collateralized by U.S. Government Obligations valued at $246,848,426, 0.00% - 4.50%, 12/25/19 - 6/20/65)	240,051	239,000
0.95%, dated 8/20/15 due 1/4/16 (Collateralized by Corporate Obligations valued at $469,228,779, 0.27% - 7.22%, 3/15/19 - 6/25/47)	435,810	434,000
HSBC Securities, Inc. at 0.2%, dated 9/30/15 due 10/1/15 (Collateralized by Corporate Obligations valued at $226,597,891, 0.00% - 7.50%, 2/08/16 - 5/15/55)	216,001	216,000
J.P. Morgan Clearing Corp. at 0.95%, dated:
8/11/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $236,186,940, 2.75% - 4.00%, 3/15/16 - 8/15/44)	218,036	217,000
8/18/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $226,349,447, 0.88% - 2.95%, 6/15/17 - 4/01/63)	208,999	208,000
9/9/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $256,670,581, 1.50% - 4.00%, 12/15/15 - 3/30/43)	237,121	236,000
J.P. Morgan Securities, LLC at:
0.15%, dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations valued at $156,560,394, 0.00% - 6.59%, 2/01/17 - 9/15/45)	152,001	152,000
0.2%, dated 9/30/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $259,080,083, 1.63% - 5.00%, 1/01/27 - 9/20/63)	254,010	254,000
0.95%, dated:
8/7/15 due 12/29/15 (Collateralized by Mortgage Loan Obligations valued at $313,647,014, 0.33% - 7.62%, 7/15/27 - 2/12/51)	291,378	290,000
8/11/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $261,220,586, 1.24% - 10.00%, 11/01/16 - 11/29/49)	241,146	240,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.28%, dated 9/24/15 due 10/1/15 (Collateralized by U.S. Government Obligations valued at $343,008,674, 0.00% - 9.08%, 6/25/23 - 4/20/65)	333,018	333,000
0.55%, dated 9/30/15 due 10/1/15 (Collateralized by Mortgage Loan Obligations valued at $348,845,330, 0.48% - 6.88%, 5/08/31 - 10/25/53)	323,005	323,000
0.89%, dated:
8/24/15 due 11/23/15 (Collateralized by Equity Securities valued at $56,212,814)	52,117	52,000
9/8/15 due 12/7/15 (Collateralized by Equity Securities valued at $142,641,064)	132,294	132,000
0.96%, dated 7/29/15 due 11/16/15 (Collateralized by Corporate Obligations valued at $173,094,912, 1.69% - 4.68%, 7/25/34 - 10/25/37)	160,469	160,000
1%, dated 8/21/15 due 12/23/15 (Collateralized by Mortgage Loan Obligations valued at $403,298,790, 0.33% - 7.53%, 5/08/31 - 8/07/52)	374,285	373,000
1.05%, dated 9/25/15 due 1/26/16 (Collateralized by Mortgage Loan Obligations valued at $333,778,401, 0.38% - 5.87%, 11/25/27 - 9/25/57)	310,109	309,000
RBC Capital Markets Co. at:
0.27%, dated 9/18/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $78,254,722, 0.00% - 9.49%, 10/25/23 - 3/20/65)	76,018	76,000
0.3%, dated 9/23/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $98,860,907, 0.00% - 7.85%, 12/01/17 - 9/20/63)	96,049	96,000
0.38%, dated 7/20/15 due 10/7/15 (Collateralized by Equity Securities valued at $68,092,449)	63,059	63,000
0.42%, dated 9/29/15 due 10/7/15 (Collateralized by Municipal Bond Obligations valued at $116,997,590, 0.00% - 8.36%, 1/01/16 - 11/15/55)	111,117	111,000
Wells Fargo Securities, LLC at:
0.2%, dated 9/30/15 due 10/1/15 (Collateralized by Equity Securities valued at $74,520,440)	69,000	69,000
0.8%, dated 7/27/15 due 10/27/15 (Collateralized by Equity Securities valued at $54,079,335)	50,102	50,000
0.95%, dated 9/11/15 due 1/11/16 (Collateralized by Corporate Obligations valued at $55,109,070, 0.75% - 8.25%, 7/15/16 - 12/01/40)	51,164	51,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $5,151,000)		5,151,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $68,004,747)		68,004,747
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(146,196)
NET ASSETS - 100%		$67,858,551

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,000,000 or 0.7% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,871,773,000 due 10/01/15 at 0.13%
BNP Paribas Securities Corp.	$828,842
Bank of America NA	845,980
Credit Agricole CIB New York Branch	27,512
J.P. Morgan Securities, Inc.	438,913
Merrill Lynch, Pierce, Fenner & Smith, Inc.	197,490
Societe Generale	189,142
Wachovia Bank NA	120,363
Wells Fargo Securities LLC	223,531
$2,871,773
$27,248,000 due 10/01/15 at 0.13%
BNP Paribas Securities Corp.	6,032
Bank of Nova Scotia	3,016
Citibank NA	4,524
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,214
Wells Fargo Securities LLC	11,462
$27,248

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $27,291,021) — See accompanying schedule: Unaffiliated issuers (cost $68,004,747)		$68,004,747
Cash		1
Receivable for fund shares sold		87,077
Interest receivable		17,821
Prepaid expenses		213
Receivable from investment adviser for expense reductions		2,501
Other receivables		740
Total assets		68,113,100
Liabilities
Payable for fund shares redeemed	$239,392
Distributions payable	2,668
Accrued management fee	8,150
Distribution and service plan fees payable	220
Other affiliated payables	2,524
Other payables and accrued expenses	1,595
Total liabilities		254,549
Net Assets		$67,858,551
Net Assets consist of:
Paid in capital		$67,857,069
Undistributed net investment income		806
Accumulated undistributed net realized gain (loss) on investments		676
Net Assets		$67,858,551
Class I:
Net Asset Value, offering price and redemption price per share ($22,411,387 ÷ 22,409,023 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($109,817 ÷ 109,878 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,594,197 ÷ 1,594,909 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($478,646 ÷ 478,771 shares)		$1.00
Class F:
Net Asset Value, offering price and redemption price per share ($2,399,279 ÷ 2,398,711 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($40,865,225 ÷ 40,847,791 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015 (Unaudited)
Investment Income
Interest		$98,131
Expenses
Management fee	$46,682
Transfer agent fees	13,410
Distribution and service plan fees	2,409
Accounting fees and expenses	1,113
Custodian fees and expenses	446
Independent trustees' compensation	138
Registration fees	178
Audit	31
Legal	41
Miscellaneous	734
Total expenses before reductions	65,182
Expense reductions	(12,442)	52,740
Net investment income (loss)		45,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		293
Total net realized gain (loss)		293
Net increase in net assets resulting from operations		$45,684

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,391	$50,864
Net realized gain (loss)	293	797
Net increase in net assets resulting from operations	45,684	51,661
Distributions to shareholders from net investment income	(44,585)	(51,480)
Share transactions - net increase (decrease)	5,268,618	(4,716,104)
Total increase (decrease) in net assets	5,269,717	(4,715,923)
Net Assets
Beginning of period	62,588,834	67,304,757
End of period (including undistributed net investment income of $806 and $0, respectively)	$67,858,551	$62,588,834

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.001	.002	.002	.002
Distributions from net investment income	(.001)	(.001)	(.001)	(.002)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.06%	.06%	.06%	.16%	.17%	.23%
Ratios to Average Net AssetsC
Expenses before reductions	.21%D	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%D	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%D	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.11%D	.05%	.06%	.16%	.16%	.23%
Supplemental Data
Net assets, end of period (in millions)	$22,411	$21,651	$22,712	$24,416	$24,209	$31,063

 A Total returns for periods of less than one year are not annualized.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class II

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	–A	–A	–A	.001
Distributions from net investment income	–A	–A	–A	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.02%	.03%	.08%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.28%E	.22%	.23%	.32%	.32%	.33%
Expenses net of all reductions	.28%E	.22%	.23%	.32%	.32%	.33%
Net investment income (loss)	.01%E	.01%	.01%	.02%	.03%	.08%
Supplemental Data
Net assets, end of period (in millions)	$110	$95	$150	$165	$207	$420

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class III

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.28%E	.23%	.23%	.33%	.33%	.40%
Expenses net of all reductions	.28%E	.23%	.23%	.33%	.33%	.40%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,594	$1,454	$1,834	$2,086	$2,398	$3,524

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Select Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	–A	.001	.001	.002
Distributions from net investment income	–A	–A	–A	(.001)	(.001)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.03%	.02%	.02%	.11%	.11%	.18%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.22%	.22%	.23%	.23%	.23%
Expenses net of all reductions	.23%E	.22%	.22%	.23%	.23%	.23%
Net investment income (loss)	.06%E	.01%	.02%	.11%	.11%	.18%
Supplemental Data
Net assets, end of period (in millions)	$479	$407	$331	$389	$577	$2,161

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class F

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.001	.002	.002	.003
Distributions from net investment income	(.001)	(.001)	(.001)	(.002)	(.002)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.08%	.10%	.10%	.20%	.21%	.27%
Ratios to Average Net AssetsC
Expenses before reductions	.15%D	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.14%D	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%D	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.15%D	.09%	.10%	.20%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$2,399	$2,064	$2,135	$2,244	$1,547	$822

 A Total returns for periods of less than one year are not annualized.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Institutional Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.001	.002	.002	.003
Distributions from net investment income	(.001)	(.001)	(.001)	(.002)	(.002)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.08%	.10%	.10%	.20%	.21%	.27%
Ratios to Average Net AssetsC
Expenses before reductions	.18%D	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%D	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%D	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.15%D	.09%	.10%	.20%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$40,865	$36,919	$40,143	$37,824	$32,286	$28,790

 A Total returns for periods of less than one year are not annualized.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/15	% of fund's investments 3/31/15	% of fund's investments 9/30/14
1 - 7	77.8	75.6	74.9
8 - 30	2.2	1.1	1.5
31 - 60	3.4	3.8	3.5
61 - 90	1.8	9.7	5.1
91 - 180	2.9	7.3	1.4
> 180	11.9	2.5	13.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	9/30/15	3/31/15	9/30/14
Tax-Exempt Portfolio	41 Days	28 Days	47 Days
All Tax-Free Money Market Funds Average(a)	33 Days	32 Days	42 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	9/30/15	3/31/15	9/30/14
Tax-Exempt Portfolio	42 Days	28 Days	47 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Variable Rate Demand Notes (VRDNs)	63.7%
Other Municipal Debt	26.6%
Investment Companies	9.4%
Net Other Assets (Liabilities)	0.3%

As of March 31, 2015
Variable Rate Demand Notes (VRDNs)	66.4%
Other Municipal Debt	27.6%
Investment Companies	6.0%

Current And Historical Seven-Day Yields

	9/30/15	6/30/15	3/31/15	12/31/14	9/30/14
Class I	0.01%	0.01%	0.01%	0.01%	0.01%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2015, the most recent period shown in the table, would have been -0.17% for Class I, -0.32% for Class II, -0.41% for Class III and -0.22 for Select Class.

Tax-Exempt Portfolio

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.7%
	Principal Amount (000s)	Value (000s)
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.02% 10/7/15, LOC MUFG Union Bank NA, VRDN (a)	$1,500	$1,500
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,000	6,000
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 0.01% 10/1/15, VRDN (a)	1,000	1,000
		8,500
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	2,300	2,300
Series 2008 F, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
(Catholic Healthcare West Proj.):
Series 2005 B, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.02% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,200	1,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,600	3,600
Series ROC II R 11980 X, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	3,030	3,030
		19,330
Arkansas - 0.2%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.06% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,000	6,000
California - 3.0%
California Gen. Oblig.:
Series 2003 C3, 0.02% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,600	1,600
Series 2004 B4, 0.01% 10/7/15, LOC Citibank NA, VRDN (a)	3,100	3,100
Series 2005 B1, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	1,500	1,500
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.01% 10/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	17,500	17,500
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Los Angeles Cmnty. College District Participating VRDN Series RBC O 4, 0.02% 10/7/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.01% 10/1/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	2,800	2,800
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.03% 10/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.07% 10/7/15 (Liquidity Facility Bank of America NA) (a)(b)	4,980	4,980
Series 2008 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,100	2,100
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	32,870	32,870
		72,850
Colorado - 0.1%
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.02% 10/7/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,800	1,800
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.) Series U2, 0.01% 10/7/15, VRDN (a)	9,100	9,100
Participating VRDN Series 15 XF0091, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,315	2,315
Series 2014 D, 0.02% 10/7/15, LOC Bank of America NA, VRDN (a)	2,000	2,000
Connecticut Hsg. Fin. Auth. Series 2013 B6, 0.01% 10/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,580	2,580
		15,995
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.03% 10/7/15, LOC Freddie Mac, VRDN (a)	3,245	3,245
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 10/7/15, LOC Bank of America NA, VRDN (a)	1,330	1,330
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	2,970	2,970
Series 1998 A Tranche III, 0.03% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,820	1,820
(Washington Drama Society, Inc. Proj.) Series 2008, 0.03% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	2,205	2,205
Series 2006, 0.01% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.02% 10/7/15, LOC Royal Bank of Canada, VRDN (a)	2,700	2,700
		23,225
Florida - 1.6%
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.03% 10/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,625	5,625
Miami-Dade County Series 2014 A, 0.02% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,700	4,700
North Broward Hosp. District Rev. Series 2005 A:
0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	9,500	9,500
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.01% 10/7/15, LOC Northern Trust Co., VRDN (a)	1,700	1,700
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.02% 10/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	8,600	8,600
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.02% 10/7/15, LOC Northern Trust Co., VRDN (a)	1,000	1,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
		38,825
Georgia - 0.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.01% 10/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,685	1,685
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	1,700	1,700
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.02% 10/7/15, LOC Branch Banking & Trust Co., VRDN (a)	5,230	5,230
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 10/7/15, LOC Branch Banking & Trust Co., VRDN (a)	12,370	12,370
		20,985
Illinois - 4.3%
Chicago Wtr. Rev.:
Series 2000, 0.09% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2000-1, 0.09% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2004 A1, 0.09% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,300	5,300
Series 2004 A2, 0.09% 10/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,000	5,000
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.02% 10/7/15, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	800	800
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	4,290	4,290
Series 2008 C, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	7,245	7,245
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.01% 10/1/15, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
Participating VRDN:
Series Putters 0022, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,795	3,795
Series Putters 3379, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series 2009 D1, 0.01% 10/1/15, LOC PNC Bank NA, VRDN (a)	600	600
Series 2011 A, 0.01% 10/1/15, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2011 B, 0.01% 10/1/15, LOC Wells Fargo Bank NA, VRDN (a)	7,070	7,070
Series 2012 G, 0.02% 10/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	1,500	1,500
Illinois Gen. Oblig.:
Series 2003 B2, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	25,200	25,200
Series 2003 B3, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	9,350	9,350
Series 2003 B4, 0.01% 10/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,370	1,370
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2D, 0.01% 10/7/15, LOC Royal Bank of Canada, VRDN (a)	9,500	9,500
		106,415
Indiana - 3.0%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.01% 10/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,950	3,950
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.02% 10/7/15, LOC Bank of New York, New York, VRDN (a)	33,850	33,850
Series 2008 G, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
Series 2008 J, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	12,900	12,900
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 D, 0.01% 10/7/15, LOC Northern Trust Co., VRDN (a)	3,275	3,275
Series 2011 E, 0.02% 10/7/15, LOC Bank of America NA, VRDN (a)	2,895	2,895
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) 0.01% 10/7/15, VRDN (a)	3,700	3,700
		73,270
Iowa - 0.7%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.01% 10/7/15, VRDN (a)	17,000	17,000
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.02% 10/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,300	6,300
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.01% 10/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
		6,900
Kentucky - 0.9%
Louisville & Jefferson County:
Series 2011 B, 0.01% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	6,200	6,200
Series 2013 C, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	16,000	16,000
		22,200
Louisiana - 1.6%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	17,040	17,040
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	5,400	5,400
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.02% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	8,300	8,300
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.01% 10/7/15, VRDN (a)	1,000	1,000
(C-Port LLC Proj.) Series 2008, 0.06% 10/7/15, LOC Bank of America NA, VRDN (a)	1,880	1,880
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.02% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,600	2,600
Series 2010 B, 0.02% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,900	3,900
		40,120
Maryland - 0.8%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.01% 10/7/15, VRDN (a)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 10/7/15, LOC MUFG Union Bank NA, VRDN (a)	2,000	2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	1,600	1,600
Participating VRDN Series 15 XF0130, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,310	7,310
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	7,785	7,785
		19,895
Massachusetts - 0.7%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	10,000	10,000
Series EGL 14 0012, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	5,000	5,000
Series MS 30911, 0.03% 10/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,630	2,630
		17,630
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	21,370	21,370
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.04% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,625	6,625
Univ. of Michigan Rev. Series 2012 D2, 0.01% 10/7/15, VRDN (a)	3,175	3,175
		33,170
Minnesota - 0.2%
Hennepin County Gen. Oblig. Series 2013 C, 0.01% 10/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,700	2,700
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.01% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
		4,000
Mississippi - 0.9%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.01% 10/1/15, VRDN (a)	2,000	2,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 10/1/15, VRDN (a)	1,820	1,820
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.01% 10/1/15 (Chevron Corp. Guaranteed), VRDN (a)	4,755	4,755
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 10/7/15, LOC Bank of America NA, VRDN (a)	10,150	10,150
		21,125
Missouri - 0.8%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.01% 10/7/15, VRDN (a)	4,550	4,550
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A1, 0.01% 10/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,290	1,290
Series 2008 A2, 0.01% 10/1/15, LOC Wells Fargo Bank NA, VRDN (a)	7,280	7,280
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.01% 10/7/15, VRDN (a)	7,700	7,700
		20,820
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.01% 10/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	2,200	2,200
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 D 2B, 0.01% 10/7/15, LOC Royal Bank of Canada, VRDN (a)	23,000	23,000
Series 2008 D3, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	3,190	3,190
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	5,345	5,345
		31,535
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.01% 10/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,260	1,260
New York - 17.3%
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	1,900	1,900
Series 2009 C1, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	13,255	13,255
Series 2009 D1, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,235	1,235
Series 2009 D2, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,600	1,600
New York City Gen. Oblig.:
Participating VRDN Series 15 ZF0198, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,690	3,690
Series 2004 A2, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	3,200	3,200
Series 2004 A3, 0.01% 10/7/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	1,300	1,300
Series 2004 H1, 0.01% 10/1/15, LOC Bank of New York, New York, VRDN (a)	2,300	2,300
Series 2004 H2 0.01% 10/7/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	12,753	12,753
Series 2004 H3, 0.01% 10/7/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,500	2,500
Series 2004 H6, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	3,095	3,095
Series 2004 H8, 0.01% 10/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	19,400	19,400
Series 2006 E2, 0.01% 10/1/15, LOC Bank of America NA, VRDN (a)	1,900	1,900
Series 2006 H1, 0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,600	1,600
Series 2006 I7, 0.02% 10/7/15, LOC Bank of America NA, VRDN (a)	4,600	4,600
Series 2008 J10, 0.01% 10/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,600	1,600
Series 2008 J6, 0.01% 10/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,005	17,005
Series 2011 A4, 0.01% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,500	2,500
Series 2012 G, 0.01% 10/7/15 (Liquidity Facility Citibank NA), VRDN (a)	5,000	5,000
Series 2013 A3, 0.01% 10/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,000	1,000
Series 2013 A5, 0.01% 10/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,245	6,245
Series 2015 F6, 0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,700	2,700
Series 2104 1, 0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,100	7,100
Series D5, 0.01% 10/1/15, LOC PNC Bank NA, VRDN (a)	8,500	8,500
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	1,300	1,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 14 0043, 0.04% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	14,800	14,800
Series ROC II R 11916, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	1,235	1,235
Series 2006 AA, 0.01% 10/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,400	6,400
Series 2006 AA-1B, 0.01% 10/1/15 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	8,750	8,750
Series 2008 B1, 0.01% 10/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	2,000	2,000
Series 2008 B3, 0.01% 10/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	2,700	2,700
Series 2008 BB3, 0.01% 10/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,250	3,250
Series 2008 BB4, 0.01% 10/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,000	10,000
Series 2009 BB2, 0.01% 10/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,500	16,500
Series 2012 B, 0.01% 10/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,700	1,700
Series 2012 B3, 0.01% 10/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,050	1,050
Series 2014 AA:
0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,700	8,700
0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,500	9,500
0.01% 10/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,700	17,700
0.01% 10/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	9,700	9,700
0.01% 10/1/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,675	4,675
Series 2014 BB4, 0.01% 10/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	4,350	4,350
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	3,800	3,800
Series ROC II R 14022, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	2,185	2,185
Series 1999 A2, 0.01% 10/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,200	2,200
Series 2001 A, 0.01% 10/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Series 2001 C, 0.01% 10/1/15 (Liquidity Facility PNC Bank NA), VRDN (a)	9,815	9,815
Series 2003 1D, 0.01% 10/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,530	10,530
Series 2003 A2, 0.01% 10/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,000	3,000
Series 2003 C1, 0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,300	3,300
Series 2003 C2, 0.01% 10/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,950	5,950
Series 2013 A5, 0.01% 10/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000	1,000
Series 2013 C4, 0.01% 10/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,985	7,985
Series 2014 A4, 0.01% 10/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	6,200	6,200
New York Dorm. Auth. Revs. Participating VRDN Series Putters 1955, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 10/7/15, LOC Fannie Mae, VRDN (a)	4,100	4,100
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.01% 10/7/15, LOC Fannie Mae, VRDN (a)	6,000	6,000
(505 West 37th Street Proj.) Series 2009 A, 0.02% 10/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400	1,400
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	4,700	4,700
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 10/7/15, LOC Fannie Mae, VRDN (a)	3,210	3,210
Series 2008 A, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	1,100	1,100
Series 2010 A, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	2,800	2,800
Series 2013 A1, 0.07% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,600	17,600
Series 2014 A, 0.01% 10/1/15, LOC PNC Bank NA, VRDN (a)	7,000	7,000
Series 2015 A1, 0.01% 10/7/15, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
Series 2015 A2, 0.01% 10/7/15, LOC Bank of New York, New York, VRDN (a)	6,500	6,500
Series A, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	17,300	17,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	3,500	3,500
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.01% 10/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,005	2,005
New York Metropolitan Trans. Auth. Rev.:
Series 2015 E1, 0.01% 10/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,500	7,500
Series 2015 E3, 0.01% 10/7/15, LOC Citibank NA, VRDN (a)	2,500	2,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	7,000	7,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 A, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,150	6,150
Series 2005 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,225	1,225
		425,053
North Carolina - 2.1%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	2,710	2,710
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.01% 10/1/15, LOC Wells Fargo Bank NA, VRDN (a)	3,360	3,360
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 10/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	1,030	1,030
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.02% 10/7/15, LOC Branch Banking & Trust Co., VRDN (a)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 14 0051, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	8,800	8,800
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.01% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	7,490	7,490
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	9,090	9,090
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.01% 10/7/15, LOC Cr. Industriel et Commercial, VRDN (a)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.02% 10/7/15, LOC Branch Banking & Trust Co., VRDN (a)	595	595
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	2,100	2,100
Wake County Gen. Oblig. Series 2003 C, 0.01% 10/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,150	3,150
		51,805
Ohio - 1.5%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.01% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	10,095	10,095
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.02% 10/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,160	5,160
Middletown Hosp. Facilities Rev. Series 2008 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Ohio State Univ. Gen. Receipts Series 2010 E, 0.01% 10/7/15, VRDN (a)	21,700	21,700
		37,955
Oregon - 1.8%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Series 2008 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	24,950	24,950
Series 2008 C, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,600	1,600
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,400	4,400
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.02% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,500	8,500
		44,450
Pennsylvania - 1.5%
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,200	1,200
Chester County Health & Ed. Auth. Rev. 0.02% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,885	6,885
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.12% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	8,925	8,925
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.01% 10/1/15, VRDN (a)	2,900	2,900
Indiana County Hosp. Auth. Series 2014 B, 0.03% 10/7/15, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	12,200	12,200
		36,510
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,900	1,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	1,080	1,080
(New England Institute of Technology Proj.) Series 2008, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	5,150	5,150
		8,130
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,295	5,295
Tennessee - 0.9%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.02% 10/7/15, LOC Branch Banking & Trust Co., VRDN (a)	300	300
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.06% 10/7/15, LOC Bank of America NA, VRDN (a)	1,895	1,895
Series 2005, 0.01% 10/1/15, LOC Bank of America NA, VRDN (a)	1,130	1,130
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,820	1,820
Series 2011 B, 0.01% 10/7/15, LOC PNC Bank NA, VRDN (a)	15,625	15,625
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.2%, tender 4/27/16 (a)	1,200	1,200
		21,970
Texas - 6.6%
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 11992, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	3,410	3,410
Series 2008, 0.01% 10/7/15, LOC Citibank NA, VRDN (a)	1,400	1,400
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	2,060	2,060
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995	2,995
Series Putters 3742, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,295	1,295
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.01% 10/1/15, VRDN (a)	7,000	7,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 D, 0.01% 10/7/15, VRDN (a)	2,200	2,200
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.01% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	4,610	4,610
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.05% 10/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	40,000	40,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	10,000	10,000
Series ROC II R 11885X, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	5,180	5,180
Series 2004 B3, 0.01% 10/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,250	6,250
Series 2004 B4, 0.01% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,600	3,600
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.02% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.02% 10/7/15 (Liquidity Facility Cr. Suisse AG) (a)(b)	5,000	5,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 10/7/15 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008:
0.01% 10/1/15, LOC TD Banknorth, NA, VRDN (a)	8,335	8,335
0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	2,200	2,200
Texas Gen. Oblig.:
Series 2012 A, 0.01% 10/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	21,700	21,700
Series 2015 B, 0.01% 10/7/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,500	1,500
Univ. of Texas Board of Regents Sys. Rev. 0.01% 10/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	7,000	7,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 10/7/15, VRDN (a)	3,200	3,200
		161,375
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 10/7/15, LOC Canadian Imperial Bank of Commerce, VRDN (a)	2,500	2,500
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.03% 10/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	5,530	5,530
		8,030
Virginia - 2.5%
Albemarle County Indl. Dev. Auth. 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,380	1,380
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.01% 10/1/15, LOC Bank of America NA, VRDN (a)	1,515	1,515
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2005 A2, 0.02% 10/7/15, VRDN (a)	2,800	2,800
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 10/7/15, LOC Branch Banking & Trust Co., VRDN (a)	3,250	3,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.01% 10/7/15, LOC Bank of New York, New York, VRDN (a)	2,040	2,040
Series 2008 D2, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,600	6,600
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 10/7/15, VRDN (a)	8,870	8,870
Series 2003 B, 0.01% 10/7/15, VRDN (a)	4,830	4,830
Series 2003 C, 0.01% 10/7/15, VRDN (a)	8,185	8,185
Series 2003 D, 0.01% 10/7/15, VRDN (a)	11,090	11,090
Series 2003 F, 0.01% 10/7/15, VRDN (a)	1,900	1,900
Series 2013 A, 0.01% 10/7/15, VRDN (a)	6,500	6,500
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.02% 10/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,795	2,795
		61,755
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
Series Putters 2866, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,280	7,280
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 10/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,832	5,832
Series GS 06 7T, 0.02% 10/7/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)	24,220	24,220
Series Putters 3539, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,330	4,330
Series WF 11-16C, 0.03% 10/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,300	1,300
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,625	4,625
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	905	905
(Kitts Corner Apt. Proj.) Series 2014, 0.03% 10/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	6,500	6,500
(New Haven Apts. Proj.) Series 2009, 0.02% 10/7/15, LOC Fannie Mae, VRDN (a)	5,000	5,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.03% 10/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.02% 10/7/15, LOC Fannie Mae, VRDN (a)	1,200	1,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.02% 10/7/15, LOC Freddie Mac, VRDN (a)	2,195	2,195
(Willow Tree Grove Apts. Proj.) Series 2011, 0.01% 10/7/15, LOC Freddie Mac, VRDN (a)	4,745	4,745
		75,017
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.02% 10/7/15, LOC BMO Harris Bank NA, VRDN (a)	2,100	2,100
Wyoming - 0.1%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 10/1/15 (Chevron Corp. Guaranteed), VRDN (a)	1,500	1,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,565,995)		1,565,995

Other Municipal Debt - 26.6%
Alaska - 0.5%
Alaska Gen. Oblig.:
BAN Series 2015 A, 5% 3/18/16	8,600	8,790
Bonds Series 2012 A, 5% 8/1/16	3,250	3,379
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 2% 6/30/16	1,010	1,022
		13,191
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	1,000	1,010
Series C:
0.03% 11/5/15, CP	1,400	1,400
0.05% 10/5/15, CP	900	900
		3,310
California - 1.7%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds 4% 5/1/16	9,000	9,202
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	9,240	9,564
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.08% 1/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	800	800
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	23,000	23,288
		42,854
Colorado - 1.4%
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	9,400	9,502
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.2%, tender 4/27/16 (a)	3,300	3,300
Series 2015 C, 0.2%, tender 4/27/16 (a)	4,100	4,100
Denver City & County Wtr. Bonds Series PZ 232, 0.03%, tender 10/23/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	16,475	16,475
		33,377
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
Series 2010 C, 5% 12/1/15	2,350	2,369
Series 2013 A, 0.1% 7/1/16 (a)	1,700	1,700
Series 2014 C, 4% 6/15/16	1,970	2,021
Series 2015 B, 2% 6/15/16	1,000	1,012
Series 2015 D, 0.1% 6/15/16 (a)	1,000	1,000
		8,102
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.03% tender 11/5/15, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 0.03% 10/9/15, LOC Landesbank Hessen-Thuringen, CP	700	700
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.05% 10/6/15, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.07% 11/2/15, LOC JPMorgan Chase Bank, CP	900	900
0.07% 11/4/15, LOC JPMorgan Chase Bank, CP	2,700	2,700
0.11% 12/8/15, LOC JPMorgan Chase Bank, CP	1,200	1,200
		12,300
Florida - 1.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.1% tender 10/5/15, LOC Bank of America NA, CP mode	1,800	1,800
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	3,200	3,239
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5.5% 6/1/16	1,500	1,553
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 12/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,500	2,500
Florida Gen. Oblig. Bonds Series PZ 130, 0.03%, tender 10/23/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	7,410	7,410
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.05% 10/6/15, LOC JPMorgan Chase Bank, CP	1,900	1,900
0.05% 11/4/15, LOC JPMorgan Chase Bank, CP	2,500	2,500
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.03% 10/29/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
0.07% 11/19/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,400	2,400
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series 2013 A, 5% 10/1/15	2,545	2,545
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.2%, tender 4/27/16 (a)	8,400	8,400
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.22%, tender 4/27/16 (a)	1,000	1,000
Series 2014 A1, 0.22%, tender 4/27/16 (a)	3,000	3,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.22%, tender 4/27/16 (a)	4,000	4,000
		43,447
Georgia - 0.7%
Atlanta Arpt. Rev. Series E1, 0.14% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	223	223
Georgia Gen. Oblig. Bonds:
Series 2014 A, 5% 2/1/16	1,200	1,219
Series 2015 A, 5% 2/1/16	1,640	1,666
5% 1/1/16	500	506
Georgia Muni. Elec. Auth. Pwr. Rev. Series B:
0.03% 10/2/15, LOC TD Banknorth, NA, CP	1,600	1,600
0.05% 10/5/15, LOC TD Banknorth, NA, CP	3,600	3,600
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	9,200	9,200
		18,014
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 5% 12/1/15	1,535	1,547
Illinois - 0.7%
Illinois Fin. Auth. Ed. Rev. Series L:
0.03% 11/4/15, LOC PNC Bank NA, CP	1,700	1,700
0.06% 10/1/15, LOC PNC Bank NA, CP	2,200	2,200
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.07% tender 11/2/15, CP mode	1,500	1,500
0.1% tender 10/5/15, CP mode	2,400	2,400
Series 2012 I, 0.07% tender 10/2/15, CP mode	2,400	2,400
Series 2009 B, 0.09% tender 10/2/15, CP mode	1,400	1,400
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.35%, tender 7/21/16 (a)	4,670	4,670
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/16	1,465	1,513
		17,783
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.03% tender 11/4/15, CP mode	4,100	4,100
0.03% tender 11/5/15, CP mode	5,000	5,000
0.03% tender 11/5/15, CP mode	1,800	1,800
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (a)	1,300	1,300
Indianapolis Gas Util. Sys. Rev. 0.08% 10/15/15, LOC JPMorgan Chase Bank, CP	3,000	3,000
		15,200
Maryland - 0.8%
Baltimore County Gen. Oblig.:
Bonds 5% 8/1/16	3,500	3,638
0.03% 10/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	3,100	3,100
0.03% 11/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	3,100	3,100
0.03% 11/4/15 (Liquidity Facility Mizuho Bank Ltd.), CP	1,900	1,900
0.04% 10/1/15 (Liquidity Facility Mizuho Bank Ltd.), CP	3,900	3,900
Maryland Gen. Oblig. Bonds Series 2007, 5% 3/15/16	1,350	1,379
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 12/1/15 (a)	1,800	1,800
		18,817
Massachusetts - 0.5%
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	11,300	11,421
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	1,800	1,825
		13,246
Michigan - 1.7%
Michigan Bldg. Auth. Rev. Series 6, 0.04% 10/20/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,400	1,400
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.08%, tender 12/1/15 (a)	1,170	1,170
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.2%, tender 4/27/16 (a)	11,200	11,200
0.2%, tender 4/27/16 (a)	4,790	4,790
0.2%, tender 4/27/16 (a)	7,200	7,199
(Trinity Health Sys. Proj.) Series 2008 C:
0.03% tender 10/2/15, CP mode	4,935	4,935
0.07% tender 11/2/15, CP mode	3,600	3,600
0.07% tender 11/3/15, CP mode	1,500	1,500
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.03% tender 11/4/15, CP mode	1,200	1,200
0.04% tender 10/22/15, CP mode	1,900	1,900
Series J1:
0.02% 10/19/15, CP	900	900
0.05% 12/4/15, CP	1,500	1,500
		41,294
Minnesota - 0.8%
Minnesota Gen. Oblig. Bonds:
Series 2005, 5% 10/1/15	2,500	2,500
Series 2010 E, 5% 8/1/16	1,675	1,741
Series 2014 A, 5% 8/1/16	4,645	4,828
Univ. of Minnesota Rev.:
Series 2005 A:
0.04% 10/1/15, CP	1,500	1,500
0.04% 10/5/15, CP	900	900
0.06% 10/15/15, CP	1,000	1,000
Series A, 0.06% 10/2/15, CP	1,600	1,600
Univ. of Minnesota Spl. Purp. Rev. Bonds Series 2015 A, 2% 8/1/16	4,585	4,649
		18,718
Missouri - 0.0%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	1,100	1,112
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A:
0.02% 10/6/15, CP	1,500	1,500
0.03% 11/5/15, CP	1,500	1,500
0.08% 10/15/15, CP	1,500	1,500
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 5% 2/1/16	3,200	3,251
Series A, 0.04% 11/9/15, CP	7,500	7,500
		15,251
Nevada - 0.6%
Clark County School District Bonds:
Series 2012 A, 5% 6/15/16	1,200	1,239
Series 2014 B, 5.5% 6/15/16	1,885	1,952
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
4% 12/1/15	1,250	1,258
5% 6/1/16	7,860	8,112
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.07% 11/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Series 2006 B, 0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
		15,661
New York - 0.7%
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2013 E, 5% 11/1/15	1,155	1,160
5% 11/1/15	4,660	4,680
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 A, 5% 6/15/16	4,825	4,989
New York State Envir. Facilities Corp. Rev. Bonds Series 2010 C, 5% 10/15/15	2,000	2,004
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 3/15/16	5,200	5,316
		18,149
North Carolina - 0.6%
Board of Governors of the Univ. of North Carolina Series D, 0.05% 10/15/15, CP	1,400	1,400
Charlotte Gen. Oblig. Bonds 5% 7/1/16	4,520	4,682
North Carolina Gen. Oblig. Bonds Series 2010 A, 5% 5/1/16	1,000	1,028
Wake County Gen. Oblig. Bonds:
Series 2007, 5% 3/1/16	4,550	4,643
Series 2009 C, 5% 3/1/16	1,125	1,147
Series 2009 D, 4% 2/1/16	1,600	1,620
		14,520
Ohio - 0.7%
Franklin County Rev. Bonds Series 2013 OH, 0.07%, tender 12/1/15 (a)	5,850	5,850
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	900	900
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.13% tender 11/5/15, CP mode	1,300	1,300
0.14% tender 12/3/15, CP mode	1,700	1,700
0.16% tender 2/3/16, CP mode	1,400	1,400
0.17% tender 1/6/16, CP mode	2,000	2,000
Series 2008 B6:
0.12% tender 10/5/15, CP mode	1,200	1,200
0.14% tender 3/1/16, CP mode	2,000	2,000
Series 2013 A2, 0.32% 1/1/16 (a)	515	515
		16,865
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.08% 12/1/15, LOC State Street Bank & Trust Co., Boston, CP	600	600
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.2%, tender 4/27/16 (a)	1,000	1,000
		1,600
Oregon - 0.5%
Oregon Gen. Oblig. Bonds:
(Article Xl-Q State Projs.) Series 2015 F, 2% 5/1/16	7,805	7,889
Series 2011 L, 5% 5/1/16	1,000	1,028
Portland Swr. Sys. Rev. Bonds Series 2015 A, 5% 6/1/16	2,700	2,785
		11,702
Pennsylvania - 1.7%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	29,760	30,835
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	11,600	11,755
		42,590
South Carolina - 0.7%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	1,600	1,611
Berkeley County School District Bonds Series 2012 D, 5% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,135	4,216
Greenville County School District Bonds 2% 6/1/16	5,500	5,566
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/16	5,000	5,099
		16,492
Texas - 5.7%
Austin Elec. Util. Sys. Rev. Series A:
0.02% 10/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,250	5,250
0.02% 10/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,140	9,140
0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,000	3,000
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.04%, tender 10/1/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	10,681	10,681
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.22%, tender 4/27/16 (a)	2,900	2,900
Harris County Metropolitan Trans. Auth. Series A1:
0.15% 12/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
0.16% 12/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
0.17% 1/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
Houston Gen. Oblig. Series E1, 0.05% 12/8/15, LOC Citibank NA, CP	5,000	5,000
Houston Util. Sys. Rev.:
Bonds 4% 5/15/16	10,000	10,238
Series B3:
0.05% 10/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
0.05% 10/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
0.05% 11/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
Lower Colorado River Auth. Rev.:
Series A:
0.05% 10/6/15, LOC JPMorgan Chase Bank, CP	3,700	3,700
0.05% 12/3/15, LOC JPMorgan Chase Bank, CP	2,300	2,300
0.1% 10/6/15, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.06% 11/3/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,100	1,100
Northside Independent School District Bonds Series 2013, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,300	2,341
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/16	1,400	1,422
San Antonio Gen. Oblig. Bonds Series 2015, 5% 2/1/16	1,220	1,240
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.22%, tender 4/27/16 (a)	8,400	8,400
Series 2013 B, 0.22%, tender 4/27/16 (a)	1,800	1,800
Texas A&M Univ. Rev. Series 1993 B, 0.1% 10/1/15, CP	1,400	1,400
Texas Gen. Oblig. Bonds:
Series 2010 A, 5% 10/1/15	900	900
Series 2011, 5% 10/1/15	500	500
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2014 A, 5% 7/1/16	6,655	6,895
Series 2015 E, 1% 2/1/16	2,540	2,547
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006 A, 4.5% 4/1/16	2,085	2,130
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.02% 10/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.02% 10/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.03% 11/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.03% 11/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.04% 12/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.04% 12/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.05% 10/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.05% 10/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.05% 11/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,048	1,048
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.05% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,450	2,450
0.05% 12/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.06% 10/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.06% 10/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.06% 11/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.06% 11/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.06% 11/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.06% 11/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,100	1,100
0.06% 1/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.08% 2/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.09% 10/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.09% 10/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.09% 10/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800	1,800
0.12% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
Upper Trinity Reg'l. Wtr. District:
0.06% 10/6/15, LOC Bank of America NA, CP	4,000	4,000
0.06% 10/15/15, LOC Bank of America NA, CP	1,400	1,400
		138,882
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.08% 11/20/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Utah Gen. Oblig. Bonds Series 2009 C, 5% 7/1/16	5,000	5,180
		6,180
Vermont - 0.2%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 11/10/15, LOC JPMorgan Chase Bank, CP	5,250	5,250
Virginia - 0.4%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 4/27/16 (a)	4,090	4,090
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.22%, tender 4/27/16 (a)	2,800	2,800
Series 2012 A, 0.22%, tender 4/27/16 (a)	1,500	1,500
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.03% 11/5/15, CP	2,100	2,100
		10,490
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds:
Series 2014 A, 3% 7/1/16	3,240	3,308
5% 7/1/16	4,335	4,490
Univ. of Washington Univ. Revs. Series A, 0.12% 11/4/15, CP	1,400	1,400
Washington Gen. Oblig. Bonds Series R 2011 A, 5% 1/1/16	2,000	2,025
		11,223
Wisconsin - 1.1%
Milwaukee Gen. Oblig. Bonds Series 2015 N2, 2% 3/15/16	1,900	1,915
Wisconsin Gen. Oblig.:
Bonds:
Series 2006 A, 5% 5/1/16	1,620	1,666
Series 2014 2, 4% 5/1/16	2,500	2,555
Series 2005 A, 0.04% 11/4/15 (Liquidity Facility Bank of New York, New York), CP	1,300	1,300
Series 2006 A, 0.05% 10/15/15 (Liquidity Facility Bank of New York, New York), CP	2,400	2,400
Series 2013 A:
0.05% 10/15/15 (Liquidity Facility Bank of New York, New York), CP	1,700	1,700
0.14% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	3,300	3,300
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.2%, tender 4/27/16 (a)	3,275	3,275
Series 2014 A, 5% 11/15/15	1,425	1,433
Series 2014 B1, 0.22%, tender 4/27/16 (a)	2,900	2,900
Wisconsin Trans. Rev.:
Series 1997 A, 0.05% 10/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,400	1,400
Series 2006 A, 0.05% 10/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,700	1,700
Series 2013 A, 0.11% 10/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
		26,544
TOTAL OTHER MUNICIPAL DEBT
(Cost $653,711)		653,711
	Shares (000s)	Value (000s)

Investment Company - 9.4%
Fidelity Tax-Free Cash Central Fund, 0.01% (d)(e)
(Cost $230,334)	230,334	230,334
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $2,450,040)		2,450,040
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,559
NET ASSETS - 100%		$2,457,599

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,066,000 or 1.5% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.03%, tender 10/23/15 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 9/25/15	$16,475
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 12/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$2,500
Florida Gen. Oblig. Bonds Series PZ 130, 0.03%, tender 10/23/15 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 3/19/15	$7,410
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.04%, tender 10/1/15 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 9/24/15	$10,681

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$23

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,219,706)	$2,219,706
Fidelity Central Funds (cost $230,334)	230,334
Total Investments (cost $2,450,040)		$2,450,040
Cash		12,223
Receivable for investments sold		5,001
Receivable for fund shares sold		3,276
Interest receivable		3,007
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		8
Receivable from investment adviser for expense reductions		78
Other receivables		50
Total assets		2,473,685
Liabilities
Payable for investments purchased	$13,561
Payable for fund shares redeemed	2,295
Distributions payable	11
Accrued management fee	121
Distribution and service plan fees payable	1
Other affiliated payables	22
Other payables and accrued expenses	75
Total liabilities		16,086
Net Assets		$2,457,599
Net Assets consist of:
Paid in capital		$2,457,496
Accumulated undistributed net realized gain (loss) on investments		103
Net Assets		$2,457,599
Class I:
Net Asset Value, offering price and redemption price per share ($2,177,068 ÷ 2,173,807 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($9,360 ÷ 9,346 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($267,767 ÷ 267,367 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($3,404 ÷ 3,398 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015 (Unaudited)
Investment Income
Interest		$810
Income from Fidelity Central Funds		23
Total income		833
Expenses
Management fee	$1,696
Transfer agent fees	728
Distribution and service plan fees	399
Accounting fees and expenses	114
Custodian fees and expenses	12
Independent trustees' compensation	5
Registration fees	46
Audit	19
Legal	3
Miscellaneous	12
Total expenses before reductions	3,034
Expense reductions	(2,322)	712
Net investment income (loss)		121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		77
Total net realized gain (loss)		77
Net increase in net assets resulting from operations		$198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121	$234
Net realized gain (loss)	77	1,005
Net increase in net assets resulting from operations	198	1,239
Distributions to shareholders from net investment income	(121)	(234)
Distributions to shareholders from net realized gain	–	(452)
Total distributions	(121)	(686)
Share transactions - net increase (decrease)	(9,786)	117,947
Total increase (decrease) in net assets	(9,709)	118,500
Net Assets
Beginning of period	2,467,308	2,348,808
End of period	$2,457,599	$2,467,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class I

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	–A	–A	–A	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	–A	–A	–A	.001
Distributions from net investment income	–A	–A	–A	–A	–A	(.001)
Distributions from net realized gain	–	–A	–A	–	–	–A
Total distributions	–A	–A	–A	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	.02%	.01%	.01%	.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%F	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.06%F	.06%	.11%	.18%	.16%	.22%
Expenses net of all reductions	.06%F	.06%	.10%	.17%	.15%	.22%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (in millions)	$2,177	$2,166	$2,055	$2,342	$3,160	$3,814

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class II

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–A	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.06%F	.06%	.11%	.17%	.15%	.29%
Expenses net of all reductions	.06%F	.06%	.10%	.17%	.15%	.29%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9	$12	$12	$12	$15	$22

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class III

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–A	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.06%F	.06%	.11%	.17%	.16%	.29%
Expenses net of all reductions	.06%F	.06%	.10%	.17%	.16%	.29%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$268	$285	$275	$323	$240	$198

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	–A	–A	–A	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	–A	–A	–A	.001
Distributions from net investment income	–A	–A	–A	–A	–A	(.001)
Distributions from net realized gain	–	–A	–A	–	–	–A
Total distributions	–A	–A	–A	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	.02%	.01%	.01%	.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.06%F	.06%	.11%	.18%	.17%	.25%
Expenses net of all reductions	.06%F	.06%	.11%	.18%	.17%	.25%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$3	$4	$7	$8	$15	$73

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio also offers Institutional Class shares. Money Market Portfolio also offers Class F and Institutional Class shares. All classes have equal rights as to assets and voting privileges. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Only Portfolio	$11,877,758	$–	$–	$–
Treasury Portfolio	14,208,065	–	–	–
Government Portfolio	26,660,259	–	–	–
Prime Money Market Portfolio	47,808,974	–	–	–
Money Market Portfolio	68,004,747	–	–	–
Tax-Exempt Portfolio	2,450,040	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Government Portfolio	$(949)

The Treasury Only Portfolio elected to defer to its next fiscal year approximately $11 of capital losses recognized during the period November 1, 2014 to March 31, 2015.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$231	$–
Class III	768	–
Class IV	777	–
Select Class	42	–
	$1,818	$–
Treasury Portfolio:
Class II	$119	$–
Class III	3,452	–
Class IV	1,626	–
Select Class	56	–
	$5,253	$–
Government Portfolio:
Class II	$315	$–
Class III	2,426	–
Select Class	84	–
	$2,825	$–
Prime Money Market Portfolio:
Class II	$279	$9
Class III	1,283	22
Class IV	486	11
Select Class	275	–
	$2,323	$42
Money Market Portfolio:
Class II	$94	$5
Class III	2,201	–
Select Class	114	93
	$2,409	$98
Tax-Exempt Portfolio:
Class II	$9	$–
Class III	389	–
Select Class	1	–
	$399	$–

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio:
Class I	$2,786
Class II	92
Class III	184
Class IV	93
Select Class	50
Institutional Class	29
$3,234
Treasury Portfolio:
Class I	$3,283
Class II	48
Class III	828
Class IV	195
Select Class	67
Institutional Class	104
$4,525
Government Portfolio:
Class I	$6,017
Class II	126
Class III	582
Select Class	100
Institutional Class	235
$7,060
Prime Money Market Portfolio:
Class I	$2,352
Class II	111
Class III	308
Class IV	58
Select Class	330
Institutional Class	5,079
$8,238
Money Market Portfolio:
Class I	$6,839
Class II	38
Class III	528
Select Class	136
Institutional Class	5,869
$13,410
Tax-Exempt Portfolio:
Class I	$630
Class II	3
Class III	94
Select Class	1
$728

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for Tax-Exempt Portfolio. Prior to May 8, 2015, Citibank, N.A. was the custodian for Tax-Exempt Portfolio.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period, the investment adviser reimbursed the Money Market Portfolio for certain losses in the amount of $1.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,515
Class II	.33%	50
Class III	.43%	101
Class IV	.68%	52
Select Class	.23%	28
Institutional Class	.14%	42
Treasury Portfolio
Class I	.18%	$1,646
Class II	.33%	26
Class III	.43%	413
Class IV	.68%	97
Select Class	.23%	33
Institutional Class	.14%	137
Government Portfolio
Class I	.18%	$2,952
Class II	.33%	59
Class III	.43%	282
Select Class	.23%	49
Institutional Class	.14%	311
Prime Money Market Portfolio
Class I	.18%	$1,056
Class II	.33%	50
Class III	.43%	139
Class IV	.68%	26
Select Class	.23%	145
Institutional Class	.14%	6,255
Money Market Portfolio
Class I	.18%	$3,204
Class II	.33%	18
Class III	.43%	247
Select Class	.23%	64
Class F	.14%	98
Institutional Class	.14%	7,464
Tax-Exempt Portfolio
Class I	.18%	$393
Class II	.33%	2
Class III	.43%	59
Select Class	.23%	1

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$5,335
Class II	411
Class III	1,122
Class IV	957
Select Class	136
Institutional Class	66
Treasury Portfolio
Class I	4,020
Class II	169
Class III	4,453
Class IV	1,860
Select Class	137
Institutional Class	103
Government Portfolio
Class I	3,851
Class II	397
Class III	2,808
Select Class	148
Institutional Class	23
Prime Money Market Portfolio
Class II	153
Class III	929
Class IV	420
Select Class	1

Money Market Portfolio
Class II	30
Class III	1,307

Tax-Exempt Portfolio
Class I	1,264
Class II	15
Class III	575
Class IV	4

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$5
Treasury Portfolio	–
Government Portfolio	5
Prime Money Market Portfolio	7
Money Market Portfolio	10
Tax-Exempt Portfolio	9

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
Treasury Only Portfolio(a)
From net investment income
Class I	$465	$936
Class II	15	33
Class III	31	61
Class IV	16	6
Select Class	8	25
Institutional Class	10	6
Total	$545	$1,067
Treasury Portfolio(a)
From net investment income
Class I	$549	$1,049
Class II	8	8
Class III	139	282
Class IV	33	53
Select Class	11	21
Institutional Class	35	33
Total	$775	$1,446
Government Portfolio(a)
From net investment income
Class I	$1,006	$2,229
Class II	21	51
Class III	97	222
Select Class	17	49
Institutional Class	115	59
Total	$1,256	$2,610
Prime Money Market Portfolio
From net investment income
Class I	$3,201	$797
Class II	19	52
Class III	51	136
Class IV	10	17
Select Class	167	109
Institutional Class	20,274	20,000
Total	$23,722	$21,111
Money Market Portfolio
From net investment income
Class I	$12,760	$12,363
Class II	6	12
Class III	88	158
Select Class	142	58
Class F	1,845	1,969
Institutional Class	29,744	36,920
Total	$44,585	$51,480
Tax-Exempt Portfolio
From net investment income
Class I	$104	$207
Class II	1	1
Class III	16	25
Select Class	–	1
Total	$121	$234
From net realized gain
Class I	$–	$403
Class II	–	2
Class III	–	46
Select Class	–	1
Total	$–	$452

 (a) Distributions for Institutional Class are for the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended September 30, 2015	Year ended March 31, 2015
Treasury Only Portfolio(a)
Class I
Shares sold	11,369,662	21,398,000
Reinvestment of distributions	326	686
Shares redeemed	(11,000,017)	(21,791,411)
Net increase (decrease)	369,971	(392,725)
Class II
Shares sold	275,802	689,918
Reinvestment of distributions	7	16
Shares redeemed	(309,749)	(739,099)
Net increase (decrease)	(33,940)	(49,165)
Class III
Shares sold	1,427,522	3,137,828
Reinvestment of distributions	8	16
Shares redeemed	(1,430,583)	(2,990,129)
Net increase (decrease)	(3,053)	147,715
Class IV
Shares sold	366,267	325,586
Reinvestment of distributions	16	6
Shares redeemed	(131,472)	(230,328)
Net increase (decrease)	234,811	95,264
Select Class
Shares sold	895,267	1,834,552
Reinvestment of distributions	7	22
Shares redeemed	(953,112)	(1,855,918)
Net increase (decrease)	(57,838)	(21,344)
Institutional Class
Shares sold	406,465	306,916
Reinvestment of distributions	10	6
Shares redeemed	(185,598)	(180,468)
Net increase (decrease)	220,877	126,454
Treasury Portfolio(a)
Class I
Shares sold	45,700,021	66,889,394
Reinvestment of distributions	242	513
Shares redeemed	(48,161,173)	(64,897,895)
Net increase (decrease)	(2,460,910)	1,992,012
Class II
Shares sold	1,091,987	1,241,566
Reinvestment of distributions	1	2
Shares redeemed	(811,272)	(1,304,122)
Net increase (decrease)	280,716	(62,554)
Class III
Shares sold	4,266,565	13,475,771
Reinvestment of distributions	18	34
Shares redeemed	(4,250,045)	(13,263,793)
Net increase (decrease)	16,538	212,012
Class IV
Shares sold	753,323	968,397
Shares redeemed	(687,564)	(938,237)
Net increase (decrease)	65,759	30,160
Select Class
Shares sold	809,897	422,029
Reinvestment of distributions	6	12
Shares redeemed	(820,501)	(435,878)
Net increase (decrease)	(10,598)	(13,837)
Institutional Class
Shares sold	1,530,339	1,905,153
Reinvestment of distributions	32	33
Shares redeemed	(1,554,126)	(1,236,000)
Net increase (decrease)	(23,755)	669,186
Government Portfolio(a)
Class I
Shares sold	74,675,012	161,620,795
Reinvestment of distributions	450	1,075
Shares redeemed	(73,062,668)	(164,857,416)
Net increase (decrease)	1,612,794	(3,235,546)
Class II
Shares sold	4,383,380	9,821,636
Reinvestment of distributions	6	13
Shares redeemed	(4,495,059)	(9,638,697)
Net increase (decrease)	(111,673)	182,952
Class III
Shares sold	2,335,921	6,655,013
Reinvestment of distributions	21	53
Shares redeemed	(2,600,495)	(6,801,277)
Net increase (decrease)	(264,553)	(146,211)
Select Class
Shares sold	661,122	1,466,405
Reinvestment of distributions	13	22
Shares redeemed	(1,004,765)	(1,158,378)
Net increase (decrease)	(343,630)	308,049
Institutional Class
Shares sold	3,630,825	2,243,297
Reinvestment of distributions	85	57
Shares redeemed	(2,346,620)	(735,841)
Net increase (decrease)	1,284,290	1,507,513
Prime Money Market Portfolio
Class I
Shares sold	32,686,287	41,693,479
Reinvestment of distributions	1,236	268
Shares redeemed	(29,055,318)	(43,273,386)
Net increase (decrease)	3,632,205	(1,579,639)
Class II
Shares sold	1,265,081	2,783,504
Reinvestment of distributions	3	19
Shares redeemed	(1,417,765)	(2,749,252)
Net increase (decrease)	(152,681)	34,271
Class III
Shares sold	2,448,830	5,275,217
Reinvestment of distributions	12	30
Shares redeemed	(2,386,340)	(6,230,386)
Net increase (decrease)	62,502	(955,139)
Class IV
Shares sold	71,171	313,887
Reinvestment of distributions	10	15
Shares redeemed	(84,405)	(207,043)
Net increase (decrease)	(13,224)	106,859
Select Class
Shares sold	3,420,859	6,592,726
Reinvestment of distributions	55	38
Shares redeemed	(3,080,815)	(6,697,494)
Net increase (decrease)	340,099	(104,730)
Institutional Class
Shares sold	257,513,019	439,027,791
Reinvestment of distributions	11,437	11,848
Shares redeemed	(255,109,320)	(433,407,218)
Net increase (decrease)	2,415,136	5,632,421
Money Market Portfolio
Class I
Shares sold	66,586,609	102,346,461
Reinvestment of distributions	8,920	8,989
Shares redeemed	(65,834,990)	(103,411,999)
Net increase (decrease)	760,539	(1,056,549)
Class II
Shares sold	595,117	997,409
Reinvestment of distributions	5	9
Shares redeemed	(580,221)	(1,052,646)
Net increase (decrease)	14,901	(55,228)
Class III
Shares sold	4,769,098	8,948,877
Reinvestment of distributions	26	63
Shares redeemed	(4,628,514)	(9,329,233)
Net increase (decrease)	140,610	(380,293)
Select Class
Shares sold	527,037	1,110,962
Reinvestment of distributions	26	13
Shares redeemed	(455,076)	(1,034,939)
Net increase (decrease)	71,987	76,036
Class F
Shares sold	751,708	815,467
Reinvestment of distributions	1,845	1,962
Shares redeemed	(418,288)	(888,771)
Net increase (decrease)	335,265	(71,342)
Institutional Class
Shares sold	110,998,555	231,968,664
Reinvestment of distributions	21,055	26,752
Shares redeemed	(107,074,294)	(235,224,144)
Net increase (decrease)	3,945,316	(3,228,728)
Tax-Exempt Portfolio
Class I
Shares sold	1,856,923	4,124,009
Reinvestment of distributions	55	327
Shares redeemed	(1,845,551)	(4,013,983)
Net increase (decrease)	11,427	110,353
Class II
Shares sold	341	957
Reinvestment of distributions	1	3
Shares redeemed	(3,383)	(408)
Net increase (decrease)	(3,041)	552
Class III
Shares sold	1,956,645	1,817,373
Reinvestment of distributions	4	21
Shares redeemed	(1,973,765)	(1,807,559)
Net increase (decrease)	(17,116)	9,835
Select Class
Shares sold	13,625	35,649
Reinvestment of distributions	–(b)	–(b)
Shares redeemed	(14,681)	(38,442)
Net increase (decrease)	(1,056)	(2,793)

 (a) Share transactions for Institutional Class are for the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 (b) In the amount of less than five hundred shares.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the total outstanding shares of the following funds:

Fund	Affiliated %
Government Portfolio	10%
Money Market Portfolio	10%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurrred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Treasury Only Portfolio
Class I	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class II	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class III	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class IV	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Select Class	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Institutional Class	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.65	$.35
Treasury Portfolio
Class I	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.45	$.56
Class II	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.45	$.56
Class III	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.45	$.56
Class IV	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.45	$.56
Select Class	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.45	$.56
Institutional Class	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.45	$.56
Government Portfolio
Class I	.14%
Actual		$1,000.00	$1,000.10	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Class II	.14%
Actual		$1,000.00	$1,000.10	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Class III	.14%
Actual		$1,000.00	$1,000.10	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Select Class	.14%
Actual		$1,000.00	$1,000.10	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Institutional Class	.14%
Actual		$1,000.00	$1,000.10	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,000.40	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.25%
Actual		$1,000.00	$1,000.10	$1.25
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class III	.25%
Actual		$1,000.00	$1,000.10	$1.25
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class IV	.25%
Actual		$1,000.00	$1,000.10	$1.25
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Select Class	.23%
Actual		$1,000.00	$1,000.10	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,000.60	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,000.60	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.28%
Actual		$1,000.00	$1,000.10	$1.40
Hypothetical-C		$1,000.00	$1,023.60	$1.42
Class III	.28%
Actual		$1,000.00	$1,000.10	$1.40
Hypothetical-C		$1,000.00	$1,023.60	$1.42
Select Class	.23%
Actual		$1,000.00	$1,000.30	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Class F	.14%
Actual		$1,000.00	$1,000.80	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Institutional Class	.14%
Actual		$1,000.00	$1,000.80	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Tax-Exempt Portfolio
Class I	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class II	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class III	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Select Class	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Treasury Only Portfolio in May 2015 and Prime Money Market Portfolio and Government Portfolio in January 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Treasury Only Portfolio, Treasury Portfolio, and Tax-Exempt Portfolio ranked below its competitive median for 2014.

The Board noted that the total expense ratio of each of Class I, Class II, Class III, and Select Class of Government Portfolio ranked below its competitive median for 2014 and the total expense ratio of Institutional Class ranked above its competitive median for 2014.

The Board noted that the total expense ratio of each class of each of Prime Money Market Portfolio and Money Market Portfolio ranked above its competitive median for 2014.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that, for certain classes, Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances. For certain classes of certain funds, the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. When fee waivers (and, for Class III and Class IV, 12b-1 fees) are excluded from the class and competitor classes, each class of each fund ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

IMM-SANN-1115
1.537280.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust

’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 30, 2015

By:

/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 30, 2015